UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09255

Allspring Variable Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: December 31

Registrant is making a filing for 5 of its series: Allspring VT Discovery All Cap Growth Fund, Allspring VT Discovery SMID Cap Growth Fund, Allspring VT Index Asset Allocation Fund, Allspring VT Opportunity Fund and Allspring VT Small Cap Growth Fund.

Date of reporting period: December 31, 2025

ITEM 1. REPORT TO STOCKHOLDERS

Annual Shareholder Report

VT Discovery All Cap Growth Fund

December 31, 2025

Class 1

This annual shareholder report contains important information about VT Discovery All Cap Growth Fund for the period from January 1, 2025 to December 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 1	$81	0.75%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The year 2025 was strong but volatile for U.S. equities. Despite aggressive shifts in government policies, the economy showed resilience—gross domestic product growth remained positive though slowing, inflation eased, and consumer strength persisted. A super cycle of artificial intelligence (AI) investments continued and the arms race for computing power drove high index concentration. This sparked an intense focus on AI capital commitments, prompting concerns about future monetization and a potential bubble. Fueled by rate cuts and policy stimulus, 2025 brought broadening risk appetites. Small-cap, value-oriented, and cyclically sensitive sectors benefited from this trend, with leadership from unprofitable companies later in the year.

The Fund underperformed its benchmark for the period. The portfolio benefited from security selection within industrials and health care. Pharmaceutical companies with blockbuster and innovative treatments, including Eli Lilly & Co. and argenx SE, contributed to returns. In contrast, underweights to select mega-cap tech names, including NVIDIA Corp. and Alphabet, Inc., detracted

Total return based on a $10,000 investment

	Class 1	Russell 3000® Growth Index	Russell 3000® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,163	$9,403	$9,436
2/29/2016	$8,957	$9,394	$9,433
3/31/2016	$9,494	$10,034	$10,097
4/30/2016	$9,554	$9,956	$10,159
5/31/2016	$9,871	$10,154	$10,341
6/30/2016	$9,773	$10,114	$10,362
7/31/2016	$10,231	$10,605	$10,774
8/31/2016	$10,068	$10,565	$10,801
9/30/2016	$10,163	$10,612	$10,818
10/31/2016	$9,959	$10,332	$10,584
11/30/2016	$10,049	$10,607	$11,058
12/31/2016	$10,077	$10,739	$11,274
1/31/2017	$10,599	$11,087	$11,486
2/28/2017	$10,916	$11,533	$11,913
3/31/2017	$11,116	$11,667	$11,921
4/30/2017	$11,575	$11,930	$12,047
5/31/2017	$11,919	$12,209	$12,171
6/30/2017	$11,938	$12,209	$12,280
7/31/2017	$12,224	$12,517	$12,512
8/31/2017	$12,365	$12,727	$12,536
9/30/2017	$12,618	$12,933	$12,842
10/31/2017	$13,101	$13,411	$13,122
11/30/2017	$13,467	$13,816	$13,521
12/31/2017	$13,598	$13,917	$13,656
1/31/2018	$14,842	$14,868	$14,375
2/28/2018	$14,372	$14,476	$13,846
3/31/2018	$14,114	$14,123	$13,568
4/30/2018	$14,194	$14,170	$13,619
5/31/2018	$14,874	$14,812	$14,004
6/30/2018	$15,118	$14,953	$14,095
7/31/2018	$15,584	$15,377	$14,563
8/31/2018	$16,266	$16,227	$15,074
9/30/2018	$16,266	$16,281	$15,099
10/31/2018	$14,637	$14,778	$13,988
11/30/2018	$15,069	$14,941	$14,268
12/31/2018	$13,669	$13,622	$12,940
1/31/2019	$15,142	$14,872	$14,051
2/28/2019	$15,808	$15,436	$14,545
3/31/2019	$16,260	$15,826	$14,757
4/30/2019	$17,082	$16,524	$15,346
5/31/2019	$16,458	$15,467	$14,353
6/30/2019	$17,499	$16,538	$15,361
7/31/2019	$17,844	$16,897	$15,590
8/31/2019	$17,467	$16,728	$15,272
9/30/2019	$17,149	$16,721	$15,540
10/31/2019	$17,497	$17,193	$15,874
11/30/2019	$18,398	$17,971	$16,478
12/31/2019	$18,781	$18,505	$16,954
1/31/2020	$19,293	$18,879	$16,935
2/29/2020	$18,109	$17,588	$15,549
3/31/2020	$15,989	$15,757	$13,410
4/30/2020	$18,610	$18,089	$15,187
5/31/2020	$20,017	$19,332	$15,999
6/30/2020	$20,977	$20,167	$16,364
7/31/2020	$22,340	$21,670	$17,294
8/31/2020	$23,843	$23,852	$18,546
9/30/2020	$23,251	$22,761	$17,871
10/31/2020	$22,913	$22,041	$17,485
11/30/2020	$25,602	$24,393	$19,613
12/31/2020	$26,933	$25,585	$20,495
1/31/2021	$26,423	$25,489	$20,404
2/28/2021	$26,984	$25,541	$21,042
3/31/2021	$26,532	$25,890	$21,796
4/30/2021	$28,423	$27,570	$22,919
5/31/2021	$27,793	$27,162	$23,024
6/30/2021	$29,538	$28,837	$23,592
7/31/2021	$30,577	$29,651	$23,991
8/31/2021	$31,579	$30,723	$24,675
9/30/2021	$29,888	$29,037	$23,568
10/31/2021	$32,154	$31,478	$25,161
11/30/2021	$30,484	$31,563	$24,778
12/31/2021	$31,046	$32,199	$25,754
1/31/2022	$26,883	$29,344	$24,239
2/28/2022	$25,959	$28,174	$23,628
3/31/2022	$26,705	$29,220	$24,395
4/30/2022	$22,734	$25,688	$22,206
5/31/2022	$21,370	$25,097	$22,176
6/30/2022	$19,764	$23,134	$20,321
7/31/2022	$22,213	$25,900	$22,227
8/31/2022	$21,295	$24,750	$21,397
9/30/2022	$19,049	$22,355	$19,413
10/31/2022	$19,807	$23,711	$21,005
11/30/2022	$20,781	$24,748	$22,102
12/31/2022	$19,545	$22,872	$20,808
1/31/2023	$21,108	$24,801	$22,241
2/28/2023	$20,509	$24,508	$21,721
3/31/2023	$21,838	$26,040	$22,302
4/30/2023	$21,969	$26,265	$22,539
5/31/2023	$22,428	$27,394	$22,627
6/30/2023	$23,813	$29,288	$24,172
7/31/2023	$24,287	$30,295	$25,039
8/31/2023	$23,678	$29,955	$24,555
9/30/2023	$22,441	$28,309	$23,386
10/31/2023	$22,173	$27,818	$22,766
11/30/2023	$24,895	$30,827	$24,888
12/31/2023	$26,092	$32,298	$26,209
1/31/2024	$26,607	$33,013	$26,499
2/29/2024	$28,350	$35,285	$27,933
3/31/2024	$28,814	$35,923	$28,835
4/30/2024	$27,360	$34,340	$27,566
5/31/2024	$28,371	$36,386	$28,868
6/30/2024	$29,536	$38,724	$29,762
7/31/2024	$28,836	$38,233	$30,315
8/31/2024	$29,907	$38,971	$30,975
9/30/2024	$30,860	$40,047	$31,616
10/31/2024	$30,535	$39,897	$31,384
11/30/2024	$32,753	$42,590	$33,471
12/31/2024	$31,649	$42,781	$32,448
1/31/2025	$32,861	$43,649	$33,473
2/28/2025	$31,303	$42,019	$32,831
3/31/2025	$28,447	$38,504	$30,916
4/30/2025	$29,301	$39,171	$30,709
5/31/2025	$32,418	$42,585	$32,655
6/30/2025	$35,047	$45,262	$34,314
7/31/2025	$36,262	$46,932	$35,070
8/31/2025	$36,437	$47,549	$35,881
9/30/2025	$37,933	$49,976	$37,120
10/31/2025	$38,155	$51,703	$37,915
11/30/2025	$37,455	$50,836	$38,019
12/31/2025	$36,564	$50,545	$38,012

VT Discovery All Cap Growth Fund

Annual Shareholder Report | December 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class 1	15.53	6.31	13.84
Russell 3000® Growth Index	18.15	14.59	17.59
Russell 3000® Index	17.15	13.15	14.29

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Total net assets	$52,489,878
# of portfolio holdings	61
Portfolio turnover rate	70%
Total advisory fees paid	$375,332

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	39.1
Consumer discretionary	14.2
Industrials	14.2
Communication services	11.7
Health care	11.6
Financials	6.8
Consumer staples	1.6
Utilities	0.8

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	9.2
Microsoft Corp.	7.8
Alphabet, Inc. Class A	5.6
Broadcom, Inc.	5.1
Amazon.com, Inc.	4.6
Eli Lilly & Co.	3.0
Mastercard, Inc. Class A	2.1
AppLovin Corp. Class A	1.8
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1.7
DoorDash, Inc. Class A	1.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0578 12-25

Annual Shareholder Report

VT Discovery All Cap Growth Fund

December 31, 2025

Class 2

This annual shareholder report contains important information about VT Discovery All Cap Growth Fund for the period from January 1, 2025 to December 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 2	$108	1.00%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The year 2025 was strong but volatile for U.S. equities. Despite aggressive shifts in government policies, the economy showed resilience—gross domestic product growth remained positive though slowing, inflation eased, and consumer strength persisted. A super cycle of artificial intelligence (AI) investments continued and the arms race for computing power drove high index concentration. This sparked an intense focus on AI capital commitments, prompting concerns about future monetization and a potential bubble. Fueled by rate cuts and policy stimulus, 2025 brought broadening risk appetites. Small-cap, value-oriented, and cyclically sensitive sectors benefited from this trend, with leadership from unprofitable companies later in the year.

The Fund underperformed its benchmark for the period. The portfolio benefited from security selection within industrials and health care. Pharmaceutical companies with blockbuster and innovative treatments, including Eli Lilly & Co. and argenx SE, contributed to returns. In contrast, underweights to select mega-cap tech names, including NVIDIA Corp. and Alphabet, Inc., detracted

Total return based on a $10,000 investment

	Class 2	Russell 3000® Growth Index	Russell 3000® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,161	$9,403	$9,436
2/29/2016	$8,953	$9,394	$9,433
3/31/2016	$9,485	$10,034	$10,097
4/30/2016	$9,547	$9,956	$10,159
5/31/2016	$9,862	$10,154	$10,341
6/30/2016	$9,760	$10,114	$10,362
7/31/2016	$10,216	$10,605	$10,774
8/31/2016	$10,052	$10,565	$10,801
9/30/2016	$10,141	$10,612	$10,818
10/31/2016	$9,939	$10,332	$10,584
11/30/2016	$10,024	$10,607	$11,058
12/31/2016	$10,052	$10,739	$11,274
1/31/2017	$10,569	$11,087	$11,486
2/28/2017	$10,884	$11,533	$11,913
3/31/2017	$11,081	$11,667	$11,921
4/30/2017	$11,533	$11,930	$12,047
5/31/2017	$11,881	$12,209	$12,171
6/30/2017	$11,895	$12,209	$12,280
7/31/2017	$12,172	$12,517	$12,512
8/31/2017	$12,308	$12,727	$12,536
9/30/2017	$12,560	$12,933	$12,842
10/31/2017	$13,040	$13,411	$13,122
11/30/2017	$13,403	$13,816	$13,521
12/31/2017	$13,529	$13,917	$13,656
1/31/2018	$14,761	$14,868	$14,375
2/28/2018	$14,295	$14,476	$13,846
3/31/2018	$14,033	$14,123	$13,568
4/30/2018	$14,111	$14,170	$13,619
5/31/2018	$14,785	$14,812	$14,004
6/30/2018	$15,022	$14,953	$14,095
7/31/2018	$15,486	$15,377	$14,563
8/31/2018	$16,153	$16,227	$15,074
9/30/2018	$16,153	$16,281	$15,099
10/31/2018	$14,535	$14,778	$13,988
11/30/2018	$14,954	$14,941	$14,268
12/31/2018	$13,567	$13,622	$12,940
1/31/2019	$15,024	$14,872	$14,051
2/28/2019	$15,680	$15,436	$14,545
3/31/2019	$16,126	$15,826	$14,757
4/30/2019	$16,938	$16,524	$15,346
5/31/2019	$16,320	$15,467	$14,353
6/30/2019	$17,347	$16,538	$15,361
7/31/2019	$17,680	$16,897	$15,590
8/31/2019	$17,302	$16,728	$15,272
9/30/2019	$16,986	$16,721	$15,540
10/31/2019	$17,327	$17,193	$15,874
11/30/2019	$18,215	$17,971	$16,478
12/31/2019	$18,592	$18,505	$16,954
1/31/2020	$19,098	$18,879	$16,935
2/29/2020	$17,923	$17,588	$15,549
3/31/2020	$15,817	$15,757	$13,410
4/30/2020	$18,410	$18,089	$15,187
5/31/2020	$19,797	$19,332	$15,999
6/30/2020	$20,741	$20,167	$16,364
7/31/2020	$22,086	$21,670	$17,294
8/31/2020	$23,587	$23,852	$18,546
9/30/2020	$23,001	$22,761	$17,871
10/31/2020	$22,659	$22,041	$17,485
11/30/2020	$25,311	$24,393	$19,613
12/31/2020	$26,622	$25,585	$20,495
1/31/2021	$26,115	$25,489	$20,404
2/28/2021	$26,661	$25,541	$21,042
3/31/2021	$26,213	$25,890	$21,796
4/30/2021	$28,070	$27,570	$22,919
5/31/2021	$27,444	$27,162	$23,024
6/30/2021	$29,156	$28,837	$23,592
7/31/2021	$30,181	$29,651	$23,991
8/31/2021	$31,165	$30,723	$24,675
9/30/2021	$29,484	$29,037	$23,568
10/31/2021	$31,716	$31,478	$25,161
11/30/2021	$30,064	$31,563	$24,778
12/31/2021	$30,607	$32,199	$25,754
1/31/2022	$26,503	$29,344	$24,239
2/28/2022	$25,585	$28,174	$23,628
3/31/2022	$26,312	$29,220	$24,395
4/30/2022	$22,399	$25,688	$22,206
5/31/2022	$21,048	$25,097	$22,176
6/30/2022	$19,470	$23,134	$20,321
7/31/2022	$21,872	$25,900	$22,227
8/31/2022	$20,972	$24,750	$21,397
9/30/2022	$18,757	$22,355	$19,413
10/31/2022	$19,492	$23,711	$21,005
11/30/2022	$20,440	$24,748	$22,102
12/31/2022	$19,221	$22,872	$20,808
1/31/2023	$20,759	$24,801	$22,241
2/28/2023	$20,169	$24,508	$21,721
3/31/2023	$21,475	$26,040	$22,302
4/30/2023	$21,591	$26,265	$22,539
5/31/2023	$22,036	$27,394	$22,627
6/30/2023	$23,391	$29,288	$24,172
7/31/2023	$23,861	$30,295	$25,039
8/31/2023	$23,250	$29,955	$24,555
9/30/2023	$22,039	$28,309	$23,386
10/31/2023	$21,761	$27,818	$22,766
11/30/2023	$24,429	$30,827	$24,888
12/31/2023	$25,597	$32,298	$26,209
1/31/2024	$26,100	$33,013	$26,499
2/29/2024	$27,804	$35,285	$27,933
3/31/2024	$28,254	$35,923	$28,835
4/30/2024	$26,818	$34,340	$27,566
5/31/2024	$27,804	$36,386	$28,868
6/30/2024	$28,940	$38,724	$29,762
7/31/2024	$28,244	$38,233	$30,315
8/31/2024	$29,292	$38,971	$30,975
9/30/2024	$30,228	$40,047	$31,616
10/31/2024	$29,901	$39,897	$31,384
11/30/2024	$32,055	$42,590	$33,471
12/31/2024	$30,972	$42,781	$32,448
1/31/2025	$32,156	$43,649	$33,473
2/28/2025	$30,623	$42,019	$32,831
3/31/2025	$27,827	$38,504	$30,916
4/30/2025	$28,650	$39,171	$30,709
5/31/2025	$31,694	$42,585	$32,655
6/30/2025	$34,265	$45,262	$34,314
7/31/2025	$35,444	$46,932	$35,070
8/31/2025	$35,598	$47,549	$35,881
9/30/2025	$37,053	$49,976	$37,120
10/31/2025	$37,276	$51,703	$37,915
11/30/2025	$36,574	$50,836	$38,019
12/31/2025	$35,701	$50,545	$38,012

VT Discovery All Cap Growth Fund

Annual Shareholder Report | December 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class 2	15.27	6.04	13.57
Russell 3000® Growth Index	18.15	14.59	17.59
Russell 3000® Index	17.15	13.15	14.29

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Total net assets	$52,489,878
# of portfolio holdings	61
Portfolio turnover rate	70%
Total advisory fees paid	$375,332

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	39.1
Consumer discretionary	14.2
Industrials	14.2
Communication services	11.7
Health care	11.6
Financials	6.8
Consumer staples	1.6
Utilities	0.8

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	9.2
Microsoft Corp.	7.8
Alphabet, Inc. Class A	5.6
Broadcom, Inc.	5.1
Amazon.com, Inc.	4.6
Eli Lilly & Co.	3.0
Mastercard, Inc. Class A	2.1
AppLovin Corp. Class A	1.8
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1.7
DoorDash, Inc. Class A	1.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0568 12-25

Annual Shareholder Report

VT Discovery SMID Cap Growth Fund

December 31, 2025

Class 2

This annual shareholder report contains important information about VT Discovery SMID Cap Growth Fund for the period from January 1, 2025 to December 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 2	$116	1.13%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The year 2025 was strong but volatile for U.S. equities. Despite aggressive shifts in government policies, the economy showed resilience—gross domestic product growth remained positive though slowing, inflation eased, and consumer strength persisted. A super cycle of artificial intelligence (AI) investments continued and the arms race for computing power drove high index concentration. This sparked an intense focus on AI capital commitments, prompting concerns about future monetization and a potential bubble. Fueled by rate cuts and policy stimulus, 2025 brought broadening risk appetites. Small-cap, value-oriented, and cyclically sensitive sectors benefited from this trend, with leadership from unprofitable companies later in the year.

The Fund underperformed its benchmark. Security selection in financials and communication services benefited the portfolio. Innovative companies with strong demand, including Robinhood Markets, Inc. and Celestica, Inc., contributed. Security selection in information technology (IT) and industrials detracted. We exited Globant SA, as enterprise spend on IT slowed, and data security provider Varonis Systems, Inc., as full-year revenue guidance was reduced.

Total return based on a $10,000 investment

	Class 2	Russell 2500™ Growth Index	Russell 3000® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,030	$9,011	$9,436
2/29/2016	$8,927	$9,038	$9,433
3/31/2016	$9,596	$9,734	$10,097
4/30/2016	$9,777	$9,827	$10,159
5/31/2016	$10,046	$10,071	$10,341
6/30/2016	$10,085	$9,997	$10,362
7/31/2016	$10,536	$10,591	$10,774
8/31/2016	$10,486	$10,664	$10,801
9/30/2016	$10,590	$10,695	$10,818
10/31/2016	$10,233	$10,137	$10,584
11/30/2016	$10,794	$10,876	$11,058
12/31/2016	$10,765	$10,973	$11,274
1/31/2017	$11,188	$11,233	$11,486
2/28/2017	$11,778	$11,573	$11,913
3/31/2017	$11,828	$11,659	$11,921
4/30/2017	$12,169	$11,864	$12,047
5/31/2017	$12,281	$11,869	$12,171
6/30/2017	$12,435	$12,140	$12,280
7/31/2017	$12,639	$12,301	$12,512
8/31/2017	$12,674	$12,325	$12,536
9/30/2017	$13,103	$12,841	$12,842
10/31/2017	$13,418	$13,185	$13,122
11/30/2017	$13,734	$13,619	$13,521
12/31/2017	$13,900	$13,656	$13,656
1/31/2018	$14,772	$14,338	$14,375
2/28/2018	$14,395	$13,868	$13,846
3/31/2018	$14,338	$13,981	$13,568
4/30/2018	$14,128	$13,892	$13,619
5/31/2018	$14,842	$14,631	$14,004
6/30/2018	$14,995	$14,754	$14,095
7/31/2018	$15,123	$15,030	$14,563
8/31/2018	$16,348	$16,046	$15,074
9/30/2018	$16,235	$15,811	$15,099
10/31/2018	$14,332	$13,912	$13,988
11/30/2018	$14,411	$14,175	$14,268
12/31/2018	$12,918	$12,637	$12,940
1/31/2019	$14,569	$14,141	$14,051
2/28/2019	$15,696	$15,073	$14,545
3/31/2019	$15,894	$15,036	$14,757
4/30/2019	$16,487	$15,562	$15,346
5/31/2019	$16,259	$14,528	$14,353
6/30/2019	$17,599	$15,659	$15,361
7/31/2019	$18,129	$15,903	$15,590
8/31/2019	$17,511	$15,451	$15,272
9/30/2019	$16,839	$15,161	$15,540
10/31/2019	$16,680	$15,550	$15,874
11/30/2019	$17,894	$16,609	$16,478
12/31/2019	$17,959	$16,763	$16,954
1/31/2020	$18,544	$16,781	$16,935
2/29/2020	$17,648	$15,643	$15,549
3/31/2020	$14,816	$12,871	$13,410
4/30/2020	$17,434	$14,935	$15,187
5/31/2020	$19,567	$16,494	$15,999
6/30/2020	$20,141	$17,101	$16,364
7/31/2020	$21,730	$18,037	$17,294
8/31/2020	$23,138	$18,849	$18,546
9/30/2020	$23,252	$18,704	$17,871
10/31/2020	$23,516	$18,925	$17,485
11/30/2020	$26,903	$21,682	$19,613
12/31/2020	$29,211	$23,547	$20,495
1/31/2021	$28,803	$24,205	$20,404
2/28/2021	$29,355	$24,965	$21,042
3/31/2021	$27,484	$24,133	$21,796
4/30/2021	$29,001	$24,980	$22,919
5/31/2021	$27,598	$24,286	$23,024
6/30/2021	$29,726	$25,589	$23,592
7/31/2021	$29,841	$25,035	$23,991
8/31/2021	$31,042	$25,662	$24,675
9/30/2021	$29,185	$24,685	$23,568
10/31/2021	$30,789	$25,951	$25,161
11/30/2021	$27,894	$24,614	$24,778
12/31/2021	$27,738	$24,735	$25,754
1/31/2022	$22,598	$21,471	$24,239
2/28/2022	$22,345	$21,536	$23,628
3/31/2022	$22,507	$21,691	$24,395
4/30/2022	$19,165	$19,214	$22,206
5/31/2022	$17,653	$18,748	$22,176
6/30/2022	$16,816	$17,450	$20,321
7/31/2022	$19,356	$19,441	$22,227
8/31/2022	$18,698	$19,072	$21,397
9/30/2022	$16,936	$17,429	$19,413
10/31/2022	$17,918	$18,846	$21,005
11/30/2022	$18,576	$19,406	$22,102
12/31/2022	$17,240	$18,251	$20,808
1/31/2023	$19,082	$20,078	$22,241
2/28/2023	$18,566	$19,761	$21,721
3/31/2023	$19,153	$19,446	$22,302
4/30/2023	$18,941	$19,200	$22,539
5/31/2023	$19,082	$19,179	$22,627
6/30/2023	$20,317	$20,693	$24,172
7/31/2023	$20,570	$21,384	$25,039
8/31/2023	$19,801	$20,514	$24,555
9/30/2023	$18,647	$19,278	$23,386
10/31/2023	$17,321	$17,940	$22,766
11/30/2023	$19,103	$19,530	$24,888
12/31/2023	$20,712	$21,706	$26,209
1/31/2024	$20,631	$21,215	$26,499
2/29/2024	$22,200	$22,935	$27,933
3/31/2024	$22,889	$23,553	$28,835
4/30/2024	$21,836	$21,798	$27,566
5/31/2024	$22,474	$22,682	$28,868
6/30/2024	$22,474	$22,560	$29,762
7/31/2024	$22,878	$23,935	$30,315
8/31/2024	$23,557	$23,749	$30,975
9/30/2024	$24,296	$24,137	$31,616
10/31/2024	$23,830	$24,077	$31,384
11/30/2024	$26,553	$26,942	$33,471
12/31/2024	$24,468	$24,723	$32,448
1/31/2025	$25,531	$25,669	$33,473
2/28/2025	$24,033	$23,960	$32,831
3/31/2025	$21,856	$22,053	$30,916
4/30/2025	$22,261	$21,982	$30,709
5/31/2025	$23,931	$23,422	$32,655
6/30/2025	$24,984	$24,548	$34,314
7/31/2025	$25,205	$25,123	$35,070
8/31/2025	$26,184	$26,442	$35,881
9/30/2025	$26,031	$27,182	$37,120
10/31/2025	$26,102	$27,877	$37,915
11/30/2025	$26,377	$27,498	$38,019
12/31/2025	$25,786	$27,272	$38,012

VT Discovery SMID Cap Growth Fund

Annual Shareholder Report | December 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class 2	5.39	(2.46)	9.94
Russell 2500™ Growth Index	10.31	2.98	10.55
Russell 3000® Index	17.15	13.15	14.29

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Total net assets	$139,284,750
# of portfolio holdings	70
Portfolio turnover rate	73%
Total advisory fees paid	$1,042,374

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	27.7
Health care	24.7
Information technology	21.9
Consumer discretionary	11.9
Financials	6.2
Communication services	3.7
Utilities	2.1
Real estate	1.8

TOP TEN HOLDINGS (% OF NET ASSETS)

Guidewire Software, Inc.	2.3
iRhythm Technologies, Inc.	2.3
EMCOR Group, Inc.	2.2
Penumbra, Inc.	2.2
Casella Waste Systems, Inc. Class A	2.2
Carpenter Technology Corp.	2.2
RBC Bearings, Inc.	2.1
Talen Energy Corp.	2.1
RadNet, Inc.	2.0
TKO Group Holdings, Inc. Class A	2.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3221 12-25

Annual Shareholder Report

December 31, 2025

VT Index Asset Allocation Fund

Class 2

This annual shareholder report contains important information about VT Index Asset Allocation Fund for the period from January 1, 2025 to December 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 2	$106	1.00%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

In 2025, U.S. markets were shaped by lingering concerns about inflation and a cooling job market along with heightened tariff uncertainty. Worries over tariffs weighed on equities in the first quarter, but the tariff pause in April, coupled with optimism surrounding artificial intelligence (AI)-driven productivity gains and three rate cuts in the second half of the year, triggered a sustained rally, with the S&P 500 Index finishing at 17.88% and U.S. Treasuries gaining 6.32% for the year.

The Fund underperformed its benchmark for the period. During the period, the Fund’s passive core remained closely aligned with the 60/40 (stocks/bonds) benchmark. Our short exposure to the S&P 500 within our Tactical Asset Allocation strategy detracted from performance early in the year, as equity markets rebounded amid easing trade tension following the tariff pause in April. We pivoted to a long S&P 500 position during the summer, which contributed to second-half performance.

Looking ahead, the macro environment remains delicately balanced as growth and inflation move into better alignment. We are focused on the U.S. labor market and on Chinese fiscal developments.

Total return based on a $10,000 investment

	Class 2	Index Asset Allocation Blended Index	Bloomberg U.S. Aggregate Bond Index	Russell 3000® Index
12/31/2015	$10,000	$10,000	$10,000	$10,000
1/31/2016	$9,767	$9,787	$10,138	$9,436
2/29/2016	$9,767	$9,814	$10,210	$9,433
3/31/2016	$10,199	$10,220	$10,303	$10,097
4/30/2016	$10,210	$10,240	$10,343	$10,159
5/31/2016	$10,308	$10,350	$10,345	$10,341
6/30/2016	$10,363	$10,457	$10,531	$10,362
7/31/2016	$10,593	$10,706	$10,598	$10,774
8/31/2016	$10,588	$10,691	$10,586	$10,801
9/30/2016	$10,588	$10,687	$10,580	$10,818
10/31/2016	$10,459	$10,523	$10,499	$10,584
11/30/2016	$10,644	$10,644	$10,250	$11,058
12/31/2016	$10,767	$10,766	$10,265	$11,274
1/31/2017	$10,891	$10,898	$10,285	$11,486
2/28/2017	$11,155	$11,179	$10,354	$11,913
3/31/2017	$11,155	$11,185	$10,349	$11,921
4/30/2017	$11,234	$11,285	$10,428	$12,047
5/31/2017	$11,329	$11,410	$10,509	$12,171
6/30/2017	$11,365	$11,445	$10,498	$12,280
7/31/2017	$11,504	$11,594	$10,543	$12,512
8/31/2017	$11,533	$11,665	$10,638	$12,536
9/30/2017	$11,655	$11,770	$10,587	$12,842
10/31/2017	$11,802	$11,929	$10,593	$13,122
11/30/2017	$12,009	$12,142	$10,580	$13,521
12/31/2017	$12,086	$12,238	$10,628	$13,656
1/31/2018	$12,464	$12,592	$10,506	$14,375
2/28/2018	$12,145	$12,275	$10,406	$13,846
3/31/2018	$11,945	$12,134	$10,473	$13,568
4/30/2018	$11,945	$12,123	$10,395	$13,619
5/31/2018	$12,164	$12,342	$10,469	$14,004
6/30/2018	$12,212	$12,388	$10,456	$14,095
7/31/2018	$12,488	$12,644	$10,459	$14,563
8/31/2018	$12,780	$12,930	$10,526	$15,074
9/30/2018	$12,778	$12,926	$10,458	$15,099
10/31/2018	$12,180	$12,371	$10,376	$13,988
11/30/2018	$12,384	$12,566	$10,438	$14,268
12/31/2018	$11,735	$11,994	$10,630	$12,940
1/31/2019	$12,391	$12,593	$10,742	$14,051
2/28/2019	$12,608	$12,822	$10,736	$14,545
3/31/2019	$12,852	$13,069	$10,942	$14,757
4/30/2019	$13,120	$13,372	$10,945	$15,346
5/31/2019	$12,769	$12,988	$11,139	$14,353
6/30/2019	$13,297	$13,585	$11,279	$15,361
7/31/2019	$13,395	$13,696	$11,304	$15,590
8/31/2019	$13,443	$13,752	$11,597	$15,272
9/30/2019	$13,519	$13,860	$11,535	$15,540
10/31/2019	$13,656	$14,044	$11,570	$15,874
11/30/2019	$13,909	$14,333	$11,564	$16,478
12/31/2019	$14,100	$14,560	$11,556	$16,954
1/31/2020	$14,265	$14,699	$11,778	$16,935
2/29/2020	$13,716	$14,129	$11,990	$15,549
3/31/2020	$12,926	$13,245	$11,920	$13,410
4/30/2020	$13,965	$14,298	$12,132	$15,187
5/31/2020	$14,378	$14,692	$12,188	$15,999
6/30/2020	$14,561	$14,873	$12,265	$16,364
7/31/2020	$15,134	$15,444	$12,448	$17,294
8/31/2020	$15,718	$16,042	$12,348	$18,546
9/30/2020	$15,319	$15,686	$12,341	$17,871
10/31/2020	$15,041	$15,376	$12,286	$17,485
11/30/2020	$16,069	$16,407	$12,406	$19,613
12/31/2020	$16,439	$16,771	$12,424	$20,495
1/31/2021	$16,244	$16,605	$12,334	$20,404
2/28/2021	$16,439	$16,759	$12,156	$21,042
3/31/2021	$16,793	$17,096	$12,005	$21,796
4/30/2021	$17,426	$17,695	$12,099	$22,919
5/31/2021	$17,502	$17,794	$12,139	$23,024
6/30/2021	$17,808	$18,089	$12,224	$23,592
7/31/2021	$18,150	$18,445	$12,361	$23,991
8/31/2021	$18,498	$18,768	$12,337	$24,675
9/30/2021	$17,820	$18,163	$12,231	$23,568
10/31/2021	$18,618	$18,922	$12,227	$25,161
11/30/2021	$18,568	$18,901	$12,263	$24,778
12/31/2021	$19,068	$19,370	$12,232	$25,754
1/31/2022	$18,261	$18,622	$11,968	$24,239
2/28/2022	$17,845	$18,239	$11,835	$23,628
3/31/2022	$17,998	$18,418	$11,506	$24,395
4/30/2022	$16,764	$17,226	$11,069	$22,206
5/31/2022	$16,789	$17,257	$11,141	$22,176
6/30/2022	$15,915	$16,342	$10,966	$20,321
7/31/2022	$16,859	$17,350	$11,234	$22,227
8/31/2022	$16,263	$16,754	$10,917	$21,397
9/30/2022	$15,168	$15,596	$10,445	$19,413
10/31/2022	$15,795	$16,267	$10,310	$21,005
11/30/2022	$16,478	$16,987	$10,689	$22,102
12/31/2022	$15,822	$16,364	$10,641	$20,808
1/31/2023	$16,592	$17,145	$10,968	$22,241
2/28/2023	$16,126	$16,734	$10,684	$21,721
3/31/2023	$16,680	$17,296	$10,956	$22,302
4/30/2023	$16,861	$17,495	$11,022	$22,539
5/31/2023	$16,813	$17,460	$10,902	$22,627
6/30/2023	$17,410	$18,099	$10,863	$24,172
7/31/2023	$17,710	$18,423	$10,856	$25,039
8/31/2023	$17,493	$18,208	$10,786	$24,555
9/30/2023	$16,766	$17,527	$10,512	$23,386
10/31/2023	$16,421	$17,221	$10,346	$22,766
11/30/2023	$17,675	$18,404	$10,815	$24,888
12/31/2023	$18,465	$19,153	$11,229	$26,209
1/31/2024	$18,633	$19,325	$11,198	$26,499
2/29/2024	$19,127	$19,842	$11,040	$27,933
3/31/2024	$19,555	$20,276	$11,142	$28,835
4/30/2024	$18,801	$19,591	$10,860	$27,566
5/31/2024	$19,536	$20,288	$11,044	$28,868
6/30/2024	$20,090	$20,806	$11,149	$29,762
7/31/2024	$20,416	$21,140	$11,409	$30,315
8/31/2024	$20,851	$21,556	$11,573	$30,975
9/30/2024	$21,254	$21,936	$11,728	$31,616
10/31/2024	$20,881	$21,608	$11,437	$31,384
11/30/2024	$21,776	$22,436	$11,558	$33,471
12/31/2024	$21,210	$21,977	$11,369	$32,448
1/31/2025	$21,509	$22,389	$11,430	$33,473
2/28/2025	$21,520	$22,407	$11,681	$32,831
3/31/2025	$20,760	$21,670	$11,685	$30,916
4/30/2025	$20,621	$21,637	$11,731	$30,709
5/31/2025	$21,253	$22,365	$11,647	$32,655
6/30/2025	$21,992	$23,160	$11,826	$34,314
7/31/2025	$22,260	$23,435	$11,795	$35,070
8/31/2025	$22,613	$23,819	$11,936	$35,881
9/30/2025	$23,226	$24,422	$12,067	$37,120
10/31/2025	$23,638	$24,825	$12,142	$37,915
11/30/2025	$23,721	$24,923	$12,217	$38,019
12/31/2025	$23,646	$24,899	$12,199	$38,012

VT Index Asset Allocation Fund

Annual Shareholder Report | December 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class 2	11.48	7.54	8.99
Index Asset Allocation Blended IndexFootnote Reference*	13.30	8.22	9.55
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Russell 3000® Index	17.15	13.15	14.29

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	Source: Allspring Funds Management, LLC. Index Asset Allocation Blended Index is composed 60% of the S&P 500 Index and 40% of the Bloomberg U.S. Treasury Index. Prior to April 1, 2015, the Index Asset Allocation Blended Index was composed 60% of the S&P 500 Index and 40% of the Bloomberg U.S. Treasury 20+ Year Index. You cannot invest directly in an index.

KEY FUND STATISTICS

Total net assets	$68,740,725
# of portfolio holdings	608
Portfolio turnover rate	14%
Total advisory fees paid	$334,170

What did the Fund invest in?

EQUITY SECTOR ALLOCATION (% OF EQUITY INVESTMENTS)

Information technology	34.4
Financials	13.4
Communication services	10.6
Consumer discretionary	10.4
Health care	9.6
Industrials	8.2
Consumer staples	4.7
Energy	2.8
Utilities	2.3
Materials	1.8
Real estate	1.8

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	4.6
Apple, Inc.	4.1
Microsoft Corp.	3.6
Amazon.com, Inc.	2.3
Alphabet, Inc. Class A	1.8
U.S. Treasury Notes, 4.63%, 11‑15‑2026	1.8
U.S. Treasury Notes, 0.63%, 5‑15‑2030	1.7
U.S. Treasury Bonds, 6.38%, 8‑15‑2027	1.7
U.S. Treasury Notes, 0.50%, 10‑31‑2027	1.7
U.S. Treasury Notes, 1.38%, 10‑31‑2028	1.7

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	6.6
1-3 years	38.9
3-5 years	15.4
5-10 years	16.1
10-20 years	23.0

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since January 1, 2025.

Effective August 21, 2025, Randy Rennicke, CFA, was added as a portfolio manager of the Fund and effective September 1, 2025, Travis L. Keshemberg, CFA, CIPM, FRM, was no longer a portfolio manager of the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0360 12-25

Annual Shareholder Report

VT Opportunity Fund

December 31, 2025

Class 1

This annual shareholder report contains important information about VT Opportunity Fund for the period from January 1, 2025 to December 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 1	$78	0.75%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Equity markets ended the year strong as inflation cooled and the Federal Reserve cut rates to support growth. Information technology (IT) led gains as artificial intelligence (AI) optimism persisted, while volatility and momentum trades challenged active managers amid concentrated leadership and rising risks.

The Fund underperformed its benchmark, driven by weak stock selection in IT and materials. Key detractors included Salesforce, Inc. and Marvell Technology, Inc., driven by stagnant revenue estimates and limited AI-related growth despite broader industry tailwinds. Offsetting some of this were contributions from communication services, where our overweight in Alphabet added to returns, supported by AI-driven growth and positive earnings-per-share revisions. Amphenol Corp. benefited from AI infrastructure spending and accretive mergers and acquisitions, while Ulta Beauty, Inc. gained share in beauty.

As we enter 2026, we are guided by valuation discipline and broad diversification, focusing on durable businesses and maintaining a selective, nimble approach to navigate potential volatility and capture growth opportunities as markets present them.

Total return based on a $10,000 investment

	Class 1	Russell 3000® Index
12/31/2015	$10,000	$10,000
1/31/2016	$9,404	$9,436
2/29/2016	$9,408	$9,433
3/31/2016	$10,196	$10,097
4/30/2016	$10,280	$10,159
5/31/2016	$10,452	$10,341
6/30/2016	$10,288	$10,362
7/31/2016	$10,731	$10,774
8/31/2016	$10,795	$10,801
9/30/2016	$10,859	$10,818
10/31/2016	$10,680	$10,584
11/30/2016	$11,247	$11,058
12/31/2016	$11,252	$11,274
1/31/2017	$11,677	$11,486
2/28/2017	$11,897	$11,913
3/31/2017	$11,902	$11,921
4/30/2017	$12,066	$12,047
5/31/2017	$12,254	$12,171
6/30/2017	$12,258	$12,280
7/31/2017	$12,429	$12,512
8/31/2017	$12,404	$12,536
9/30/2017	$12,720	$12,842
10/31/2017	$12,996	$13,122
11/30/2017	$13,368	$13,521
12/31/2017	$13,584	$13,656
1/31/2018	$14,257	$14,375
2/28/2018	$13,795	$13,846
3/31/2018	$13,529	$13,568
4/30/2018	$13,619	$13,619
5/31/2018	$13,935	$14,004
6/30/2018	$13,996	$14,095
7/31/2018	$14,509	$14,563
8/31/2018	$14,720	$15,074
9/30/2018	$14,725	$15,099
10/31/2018	$13,704	$13,988
11/30/2018	$13,987	$14,268
12/31/2018	$12,643	$12,940
1/31/2019	$13,848	$14,051
2/28/2019	$14,254	$14,545
3/31/2019	$14,559	$14,757
4/30/2019	$15,165	$15,346
5/31/2019	$14,237	$14,353
6/30/2019	$15,176	$15,361
7/31/2019	$15,604	$15,590
8/31/2019	$15,366	$15,272
9/30/2019	$15,548	$15,540
10/31/2019	$15,661	$15,874
11/30/2019	$16,294	$16,478
12/31/2019	$16,664	$16,954
1/31/2020	$16,545	$16,935
2/29/2020	$15,347	$15,549
3/31/2020	$13,044	$13,410
4/30/2020	$14,676	$15,187
5/31/2020	$15,730	$15,999
6/30/2020	$15,855	$16,364
7/31/2020	$16,611	$17,294
8/31/2020	$17,927	$18,546
9/30/2020	$17,399	$17,871
10/31/2020	$17,146	$17,485
11/30/2020	$19,272	$19,613
12/31/2020	$20,218	$20,495
1/31/2021	$19,690	$20,404
2/28/2021	$20,287	$21,042
3/31/2021	$21,110	$21,796
4/30/2021	$22,618	$22,919
5/31/2021	$22,605	$23,024
6/30/2021	$23,119	$23,592
7/31/2021	$23,998	$23,991
8/31/2021	$24,577	$24,675
9/30/2021	$23,369	$23,568
10/31/2021	$24,555	$25,161
11/30/2021	$24,092	$24,778
12/31/2021	$25,286	$25,754
1/31/2022	$23,412	$24,239
2/28/2022	$22,566	$23,628
3/31/2022	$23,159	$24,395
4/30/2022	$21,387	$22,206
5/31/2022	$21,018	$22,176
6/30/2022	$19,478	$20,321
7/31/2022	$21,636	$22,227
8/31/2022	$20,697	$21,397
9/30/2022	$18,720	$19,413
10/31/2022	$19,876	$21,005
11/30/2022	$21,131	$22,102
12/31/2022	$20,074	$20,808
1/31/2023	$21,907	$22,241
2/28/2023	$21,293	$21,721
3/31/2023	$21,780	$22,302
4/30/2023	$21,844	$22,539
5/31/2023	$21,916	$22,627
6/30/2023	$23,568	$24,172
7/31/2023	$24,323	$25,039
8/31/2023	$23,950	$24,555
9/30/2023	$22,450	$23,386
10/31/2023	$21,440	$22,766
11/30/2023	$23,941	$24,888
12/31/2023	$25,461	$26,209
1/31/2024	$25,608	$26,499
2/29/2024	$27,050	$27,933
3/31/2024	$27,726	$28,835
4/30/2024	$26,128	$27,566
5/31/2024	$26,687	$28,868
6/30/2024	$27,010	$29,762
7/31/2024	$28,022	$30,315
8/31/2024	$28,558	$30,975
9/30/2024	$29,040	$31,616
10/31/2024	$28,624	$31,384
11/30/2024	$30,408	$33,471
12/31/2024	$29,368	$32,448
1/31/2025	$30,539	$33,473
2/28/2025	$29,324	$32,831
3/31/2025	$27,343	$30,916
4/30/2025	$26,653	$30,709
5/31/2025	$28,230	$32,655
6/30/2025	$29,850	$34,314
7/31/2025	$30,458	$35,070
8/31/2025	$30,984	$35,881
9/30/2025	$31,156	$37,120
10/31/2025	$31,437	$37,915
11/30/2025	$31,315	$38,019
12/31/2025	$31,425	$38,012

VT Opportunity Fund

Annual Shareholder Report | December 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class 1	7.00	9.22	12.13
Russell 3000® Index	17.15	13.15	14.29

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Total net assets	$156,901,825
# of portfolio holdings	63
Portfolio turnover rate	30%
Total advisory fees paid	$1,073,893

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	30.7
Industrials	13.6
Financials	13.3
Consumer discretionary	12.7
Communication services	10.7
Health care	7.9
Materials	4.8
Real estate	4.2
Utilities	1.1
Consumer staples	1.0

TOP TEN HOLDINGS (% OF NET ASSETS)

Amazon.com, Inc.	6.6
Microsoft Corp.	6.5
Alphabet, Inc. Class C	6.2
Apple, Inc.	4.9
Meta Platforms, Inc. Class A	4.5
NVIDIA Corp.	4.0
Mastercard, Inc. Class A	3.1
Marvell Technology, Inc.	2.4
Charles Schwab Corp.	2.4
Texas Instruments, Inc.	2.2

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since January 1, 2025.

Effective November 13, 2025, Robert Wicentowski, CFA, was added as a portfolio manager of the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3020 12-25

Annual Shareholder Report

VT Opportunity Fund

December 31, 2025

Class 2

This annual shareholder report contains important information about VT Opportunity Fund for the period from January 1, 2025 to December 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 2	$103	1.00%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Equity markets ended the year strong as inflation cooled and the Federal Reserve cut rates to support growth. Information technology (IT) led gains as artificial intelligence (AI) optimism persisted, while volatility and momentum trades challenged active managers amid concentrated leadership and rising risks.

The Fund underperformed its benchmark, driven by weak stock selection in IT and materials. Key detractors included Salesforce, Inc. and Marvell Technology, Inc., driven by stagnant revenue estimates and limited AI-related growth despite broader industry tailwinds. Offsetting some of this were contributions from communication services, where our overweight in Alphabet added to returns, supported by AI-driven growth and positive earnings-per-share revisions. Amphenol Corp. benefited from AI infrastructure spending and accretive mergers and acquisitions, while Ulta Beauty, Inc. gained share in beauty.

As we enter 2026, we are guided by valuation discipline and broad diversification, focusing on durable businesses and maintaining a selective, nimble approach to navigate potential volatility and capture growth opportunities as markets present them.

Total return based on a $10,000 investment

	Class 2	Russell 3000® Index
12/31/2015	$10,000	$10,000
1/31/2016	$9,405	$9,436
2/29/2016	$9,405	$9,433
3/31/2016	$10,192	$10,097
4/30/2016	$10,271	$10,159
5/31/2016	$10,439	$10,341
6/30/2016	$10,275	$10,362
7/31/2016	$10,713	$10,774
8/31/2016	$10,777	$10,801
9/30/2016	$10,836	$10,818
10/31/2016	$10,659	$10,584
11/30/2016	$11,223	$11,058
12/31/2016	$11,223	$11,274
1/31/2017	$11,646	$11,486
2/28/2017	$11,864	$11,913
3/31/2017	$11,864	$11,921
4/30/2017	$12,024	$12,047
5/31/2017	$12,210	$12,171
6/30/2017	$12,210	$12,280
7/31/2017	$12,381	$12,512
8/31/2017	$12,356	$12,536
9/30/2017	$12,665	$12,842
10/31/2017	$12,939	$13,122
11/30/2017	$13,302	$13,521
12/31/2017	$13,517	$13,656
1/31/2018	$14,184	$14,375
2/28/2018	$13,721	$13,846
3/31/2018	$13,457	$13,568
4/30/2018	$13,541	$13,619
5/31/2018	$13,855	$14,004
6/30/2018	$13,910	$14,095
7/31/2018	$14,418	$14,563
8/31/2018	$14,621	$15,074
9/30/2018	$14,626	$15,099
10/31/2018	$13,605	$13,988
11/30/2018	$13,885	$14,268
12/31/2018	$12,551	$12,940
1/31/2019	$13,743	$14,051
2/28/2019	$14,144	$14,545
3/31/2019	$14,440	$14,757
4/30/2019	$15,039	$15,346
5/31/2019	$14,116	$14,353
6/30/2019	$15,044	$15,361
7/31/2019	$15,467	$15,590
8/31/2019	$15,226	$15,272
9/30/2019	$15,405	$15,540
10/31/2019	$15,516	$15,874
11/30/2019	$16,135	$16,478
12/31/2019	$16,500	$16,954
1/31/2020	$16,376	$16,935
2/29/2020	$15,189	$15,549
3/31/2020	$12,907	$13,410
4/30/2020	$14,521	$15,187
5/31/2020	$15,554	$15,999
6/30/2020	$15,683	$16,364
7/31/2020	$16,421	$17,294
8/31/2020	$17,722	$18,546
9/30/2020	$17,196	$17,871
10/31/2020	$16,940	$17,485
11/30/2020	$19,036	$19,613
12/31/2020	$19,966	$20,495
1/31/2021	$19,447	$20,404
2/28/2021	$20,026	$21,042
3/31/2021	$20,835	$21,796
4/30/2021	$22,324	$22,919
5/31/2021	$22,304	$23,024
6/30/2021	$22,809	$23,592
7/31/2021	$23,665	$23,991
8/31/2021	$24,232	$24,675
9/30/2021	$23,034	$23,568
10/31/2021	$24,196	$25,161
11/30/2021	$23,736	$24,778
12/31/2021	$24,912	$25,754
1/31/2022	$23,062	$24,239
2/28/2022	$22,226	$23,628
3/31/2022	$22,800	$24,395
4/30/2022	$21,049	$22,206
5/31/2022	$20,680	$22,176
6/30/2022	$19,170	$20,321
7/31/2022	$21,285	$22,227
8/31/2022	$20,357	$21,397
9/30/2022	$18,403	$19,413
10/31/2022	$19,543	$21,005
11/30/2022	$20,772	$22,102
12/31/2022	$19,729	$20,808
1/31/2023	$21,523	$22,241
2/28/2023	$20,913	$21,721
3/31/2023	$21,391	$22,302
4/30/2023	$21,444	$22,539
5/31/2023	$21,514	$22,627
6/30/2023	$23,132	$24,172
7/31/2023	$23,862	$25,039
8/31/2023	$23,497	$24,555
9/30/2023	$22,019	$23,386
10/31/2023	$21,020	$22,766
11/30/2023	$23,478	$24,888
12/31/2023	$24,957	$26,209
1/31/2024	$25,091	$26,499
2/29/2024	$26,503	$27,933
3/31/2024	$27,156	$28,835
4/30/2024	$25,591	$27,566
5/31/2024	$26,128	$28,868
6/30/2024	$26,445	$29,762
7/31/2024	$27,419	$30,315
8/31/2024	$27,943	$30,975
9/30/2024	$28,413	$31,616
10/31/2024	$27,996	$31,384
11/30/2024	$29,749	$33,471
12/31/2024	$28,712	$32,448
1/31/2025	$29,856	$33,473
2/28/2025	$28,670	$32,831
3/31/2025	$26,713	$30,916
4/30/2025	$26,040	$30,709
5/31/2025	$27,579	$32,655
6/30/2025	$29,151	$34,314
7/31/2025	$29,733	$35,070
8/31/2025	$30,246	$35,881
9/30/2025	$30,401	$37,120
10/31/2025	$30,675	$37,915
11/30/2025	$30,544	$38,019
12/31/2025	$30,640	$38,012

VT Opportunity Fund

Annual Shareholder Report | December 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class 2	6.71	8.94	11.85
Russell 3000® Index	17.15	13.15	14.29

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Total net assets	$156,901,825
# of portfolio holdings	63
Portfolio turnover rate	30%
Total advisory fees paid	$1,073,893

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	30.7
Industrials	13.6
Financials	13.3
Consumer discretionary	12.7
Communication services	10.7
Health care	7.9
Materials	4.8
Real estate	4.2
Utilities	1.1
Consumer staples	1.0

TOP TEN HOLDINGS (% OF NET ASSETS)

Amazon.com, Inc.	6.6
Microsoft Corp.	6.5
Alphabet, Inc. Class C	6.2
Apple, Inc.	4.9
Meta Platforms, Inc. Class A	4.5
NVIDIA Corp.	4.0
Mastercard, Inc. Class A	3.1
Marvell Technology, Inc.	2.4
Charles Schwab Corp.	2.4
Texas Instruments, Inc.	2.2

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since January 1, 2025.

Effective November 13, 2025, Robert Wicentowski, CFA, was added as a portfolio manager of the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3222 12-25

Annual Shareholder Report

VT Small Cap Growth Fund

December 31, 2025

Class 1

This annual shareholder report contains important information about VT Small Cap Growth Fund for the period from January 1, 2025 to December 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 1	$95	0.91%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The year 2025 was strong but volatile for U.S. equities. Despite aggressive shifts in government policies, the economy showed resilience—gross domestic product growth remained positive though slowing, inflation eased, and consumer strength persisted. A super cycle of artificial intelligence (AI) investments continued and the arms race for computing power drove high index concentration. This sparked an intense focus on AI capital commitments, prompting concerns about future monetization and a potential bubble. Fueled by rate cuts and policy stimulus, 2025 brought broadening risk appetites. Small-cap, value-oriented, and cyclically sensitive sectors benefited from this trend, with leadership from unprofitable companies later in the year.

The Fund underperformed its benchmark. Security selection within information technology detracted. We reduced exposure to Commvault Systems, Inc. due to renewed pessimism around potential AI disruption in software and exited Varonis Systems, Inc. after full-year revenue guidance was reduced. Security selection in industrials and consumer discretionary was positive, led by Carpenter Technology Corp. and RBC Bearings, Inc., which benefited from strong demand from aerospace.

Total return based on a $10,000 investment

	Class 1	Russell 2000® Growth Index	Russell 3000® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$8,759	$8,917	$9,436
2/29/2016	$8,448	$8,853	$9,433
3/31/2016	$9,034	$9,532	$10,097
4/30/2016	$9,391	$9,627	$10,159
5/31/2016	$9,632	$9,886	$10,341
6/30/2016	$9,874	$9,841	$10,362
7/31/2016	$10,696	$10,484	$10,774
8/31/2016	$10,836	$10,596	$10,801
9/30/2016	$10,912	$10,748	$10,818
10/31/2016	$10,175	$10,080	$10,584
11/30/2016	$11,001	$10,982	$11,058
12/31/2016	$10,810	$11,132	$11,274
1/31/2017	$11,357	$11,313	$11,486
2/28/2017	$11,585	$11,590	$11,913
3/31/2017	$11,725	$11,727	$11,921
4/30/2017	$12,030	$11,943	$12,047
5/31/2017	$11,954	$11,835	$12,171
6/30/2017	$12,449	$12,242	$12,280
7/31/2017	$12,629	$12,346	$12,512
8/31/2017	$12,525	$12,332	$12,536
9/30/2017	$13,126	$13,003	$12,842
10/31/2017	$13,401	$13,205	$13,122
11/30/2017	$13,649	$13,584	$13,521
12/31/2017	$13,636	$13,599	$13,656
1/31/2018	$14,433	$14,129	$14,375
2/28/2018	$14,499	$13,727	$13,846
3/31/2018	$14,747	$13,912	$13,568
4/30/2018	$14,773	$13,926	$13,619
5/31/2018	$15,924	$14,802	$14,004
6/30/2018	$16,198	$14,918	$14,095
7/31/2018	$16,272	$15,175	$14,563
8/31/2018	$18,048	$16,119	$15,074
9/30/2018	$17,747	$15,742	$15,099
10/31/2018	$15,685	$13,750	$13,988
11/30/2018	$15,771	$13,965	$14,268
12/31/2018	$13,837	$12,334	$12,940
1/31/2019	$15,241	$13,758	$14,051
2/28/2019	$16,258	$14,646	$14,545
3/31/2019	$16,072	$14,448	$14,757
4/30/2019	$16,816	$14,888	$15,346
5/31/2019	$15,871	$13,784	$14,353
6/30/2019	$17,103	$14,845	$15,361
7/31/2019	$17,120	$14,990	$15,590
8/31/2019	$16,227	$14,343	$15,272
9/30/2019	$15,553	$14,226	$15,540
10/31/2019	$16,008	$14,630	$15,874
11/30/2019	$17,188	$15,492	$16,478
12/31/2019	$17,339	$15,847	$16,954
1/31/2020	$17,828	$15,672	$16,935
2/29/2020	$16,413	$14,541	$15,549
3/31/2020	$13,430	$11,764	$13,410
4/30/2020	$15,823	$13,516	$15,187
5/31/2020	$18,249	$14,793	$15,999
6/30/2020	$19,109	$15,362	$16,364
7/31/2020	$20,359	$15,889	$17,294
8/31/2020	$22,001	$16,822	$18,546
9/30/2020	$21,769	$16,461	$17,871
10/31/2020	$21,859	$16,586	$17,485
11/30/2020	$25,270	$19,511	$19,613
12/31/2020	$27,413	$21,335	$20,495
1/31/2021	$28,055	$22,363	$20,404
2/28/2021	$28,841	$23,102	$21,042
3/31/2021	$27,609	$22,375	$21,796
4/30/2021	$29,431	$22,863	$22,919
5/31/2021	$28,038	$22,210	$23,024
6/30/2021	$29,948	$23,251	$23,592
7/31/2021	$30,008	$22,404	$23,991
8/31/2021	$31,271	$22,812	$24,675
9/30/2021	$30,409	$21,937	$23,568
10/31/2021	$32,634	$22,964	$25,161
11/30/2021	$29,867	$21,843	$24,778
12/31/2021	$29,587	$21,939	$25,754
1/31/2022	$24,716	$18,999	$24,239
2/28/2022	$25,016	$19,082	$23,628
3/31/2022	$25,097	$19,169	$24,395
4/30/2022	$21,428	$16,817	$22,206
5/31/2022	$19,985	$16,500	$22,176
6/30/2022	$18,923	$15,478	$20,321
7/31/2022	$21,010	$17,211	$22,227
8/31/2022	$20,575	$17,049	$21,397
9/30/2022	$18,931	$15,516	$19,413
10/31/2022	$20,358	$16,988	$21,005
11/30/2022	$20,890	$17,265	$22,102
12/31/2022	$19,439	$16,157	$20,808
1/31/2023	$20,938	$17,764	$22,241
2/28/2023	$21,010	$17,571	$21,721
3/31/2023	$20,503	$17,138	$22,302
4/30/2023	$19,922	$16,939	$22,539
5/31/2023	$19,632	$16,942	$22,627
6/30/2023	$21,228	$18,347	$24,172
7/31/2023	$21,494	$19,204	$25,039
8/31/2023	$20,092	$18,205	$24,555
9/30/2023	$18,714	$17,004	$23,386
10/31/2023	$16,949	$15,692	$22,766
11/30/2023	$18,834	$17,121	$24,888
12/31/2023	$20,285	$19,171	$26,209
1/31/2024	$20,188	$18,556	$26,499
2/29/2024	$22,219	$20,064	$27,933
3/31/2024	$22,389	$20,625	$28,835
4/30/2024	$20,890	$19,037	$27,566
5/31/2024	$22,074	$20,056	$28,868
6/30/2024	$22,413	$20,023	$29,762
7/31/2024	$22,775	$21,662	$30,315
8/31/2024	$23,525	$21,422	$30,975
9/30/2024	$23,984	$21,707	$31,616
10/31/2024	$23,428	$21,419	$31,384
11/30/2024	$26,281	$24,045	$33,471
12/31/2024	$24,154	$22,077	$32,448
1/31/2025	$25,072	$22,775	$33,473
2/28/2025	$23,404	$21,233	$32,831
3/31/2025	$21,639	$19,623	$30,916
4/30/2025	$22,002	$19,497	$30,709
5/31/2025	$23,525	$20,749	$32,655
6/30/2025	$24,492	$21,971	$34,314
7/31/2025	$25,131	$22,345	$35,070
8/31/2025	$26,154	$23,666	$35,881
9/30/2025	$26,844	$24,650	$37,120
10/31/2025	$26,895	$25,447	$37,915
11/30/2025	$27,279	$25,273	$38,019
12/31/2025	$26,460	$24,949	$38,012

VT Small Cap Growth Fund

Annual Shareholder Report | December 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class 1	9.55	(0.70)	10.22
Russell 2000® Growth Index	13.01	3.18	9.57
Russell 3000® Index	17.15	13.15	14.29

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Total net assets	$281,444,029
# of portfolio holdings	70
Portfolio turnover rate	71%
Total advisory fees paid	$2,326,044

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	34.7
Health care	29.4
Information technology	18.5
Consumer discretionary	7.3
Financials	4.7
Utilities	2.1
Real estate	1.7
Communication services	1.4
Energy	0.2

TOP TEN HOLDINGS (% OF NET ASSETS)

iRhythm Technologies, Inc.	2.8
RadNet, Inc.	2.6
Casella Waste Systems, Inc. Class A	2.5
Fabrinet	2.5
Construction Partners, Inc. Class A	2.5
Ensign Group, Inc.	2.4
RBC Bearings, Inc.	2.1
Applied Industrial Technologies, Inc.	2.1
HealthEquity, Inc.	2.1
Carpenter Technology Corp.	2.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3003 12-25

Annual Shareholder Report

VT Small Cap Growth Fund

December 31, 2025

Class 2

This annual shareholder report contains important information about VT Small Cap Growth Fund for the period from January 1, 2025 to December 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 2	$121	1.16%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The year 2025 was strong but volatile for U.S. equities. Despite aggressive shifts in government policies, the economy showed resilience—gross domestic product growth remained positive though slowing, inflation eased, and consumer strength persisted. A super cycle of artificial intelligence (AI) investments continued and the arms race for computing power drove high index concentration. This sparked an intense focus on AI capital commitments, prompting concerns about future monetization and a potential bubble. Fueled by rate cuts and policy stimulus, 2025 brought broadening risk appetites. Small-cap, value-oriented, and cyclically sensitive sectors benefited from this trend, with leadership from unprofitable companies later in the year.

The Fund underperformed its benchmark. Security selection within information technology detracted. We reduced exposure to Commvault Systems, Inc. due to renewed pessimism around potential AI disruption in software and exited Varonis Systems, Inc. after full-year revenue guidance was reduced. Security selection in industrials and consumer discretionary was positive, led by Carpenter Technology Corp. and RBC Bearings, Inc., which benefited from strong demand from aerospace.

Total return based on a $10,000 investment

	Class 2	Russell 2000® Growth Index	Russell 3000® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$8,762	$8,917	$9,436
2/29/2016	$8,446	$8,853	$9,433
3/31/2016	$9,030	$9,532	$10,097
4/30/2016	$9,381	$9,627	$10,159
5/31/2016	$9,626	$9,886	$10,341
6/30/2016	$9,848	$9,841	$10,362
7/31/2016	$10,671	$10,484	$10,774
8/31/2016	$10,813	$10,596	$10,801
9/30/2016	$10,891	$10,748	$10,818
10/31/2016	$10,154	$10,080	$10,584
11/30/2016	$10,969	$10,982	$11,058
12/31/2016	$10,775	$11,132	$11,274
1/31/2017	$11,318	$11,313	$11,486
2/28/2017	$11,551	$11,590	$11,913
3/31/2017	$11,680	$11,727	$11,921
4/30/2017	$11,978	$11,943	$12,047
5/31/2017	$11,900	$11,835	$12,171
6/30/2017	$12,404	$12,242	$12,280
7/31/2017	$12,575	$12,346	$12,512
8/31/2017	$12,468	$12,332	$12,536
9/30/2017	$13,068	$13,003	$12,842
10/31/2017	$13,334	$13,205	$13,122
11/30/2017	$13,587	$13,584	$13,521
12/31/2017	$13,561	$13,599	$13,656
1/31/2018	$14,347	$14,129	$14,375
2/28/2018	$14,413	$13,727	$13,846
3/31/2018	$14,653	$13,912	$13,568
4/30/2018	$14,680	$13,926	$13,619
5/31/2018	$15,825	$14,802	$14,004
6/30/2018	$16,092	$14,918	$14,095
7/31/2018	$16,167	$15,175	$14,563
8/31/2018	$17,923	$16,119	$15,074
9/30/2018	$17,615	$15,742	$15,099
10/31/2018	$15,567	$13,750	$13,988
11/30/2018	$15,655	$13,965	$14,268
12/31/2018	$13,738	$12,334	$12,940
1/31/2019	$15,114	$13,758	$14,051
2/28/2019	$16,123	$14,646	$14,545
3/31/2019	$15,933	$14,448	$14,757
4/30/2019	$16,679	$14,888	$15,346
5/31/2019	$15,728	$13,784	$14,353
6/30/2019	$16,957	$14,845	$15,361
7/31/2019	$16,959	$14,990	$15,590
8/31/2019	$16,077	$14,343	$15,272
9/30/2019	$15,402	$14,226	$15,540
10/31/2019	$15,852	$14,630	$15,874
11/30/2019	$17,011	$15,492	$16,478
12/31/2019	$17,149	$15,847	$16,954
1/31/2020	$17,634	$15,672	$16,935
2/29/2020	$16,232	$14,541	$15,549
3/31/2020	$13,290	$11,764	$13,410
4/30/2020	$15,644	$13,516	$15,187
5/31/2020	$18,049	$14,793	$15,999
6/30/2020	$18,897	$15,362	$16,364
7/31/2020	$20,129	$15,889	$17,294
8/31/2020	$21,728	$16,822	$18,546
9/30/2020	$21,507	$16,461	$17,871
10/31/2020	$21,599	$16,586	$17,485
11/30/2020	$24,963	$19,511	$19,613
12/31/2020	$27,059	$21,335	$20,495
1/31/2021	$27,684	$22,363	$20,404
2/28/2021	$28,456	$23,102	$21,042
3/31/2021	$27,243	$22,375	$21,796
4/30/2021	$29,026	$22,863	$22,919
5/31/2021	$27,666	$22,210	$23,024
6/30/2021	$29,541	$23,251	$23,592
7/31/2021	$29,583	$22,404	$23,991
8/31/2021	$30,827	$22,812	$24,675
9/30/2021	$29,956	$21,937	$23,568
10/31/2021	$32,134	$22,964	$25,161
11/30/2021	$29,417	$21,843	$24,778
12/31/2021	$29,126	$21,939	$25,754
1/31/2022	$24,334	$18,999	$24,239
2/28/2022	$24,625	$19,082	$23,628
3/31/2022	$24,708	$19,169	$24,395
4/30/2022	$21,077	$16,817	$22,206
5/31/2022	$19,667	$16,500	$22,176
6/30/2022	$18,609	$15,478	$20,321
7/31/2022	$20,644	$17,211	$22,227
8/31/2022	$20,214	$17,049	$21,397
9/30/2022	$18,620	$15,516	$19,413
10/31/2022	$20,011	$16,988	$21,005
11/30/2022	$20,517	$17,265	$22,102
12/31/2022	$19,101	$16,157	$20,808
1/31/2023	$20,543	$17,764	$22,241
2/28/2023	$20,619	$17,571	$21,721
3/31/2023	$20,113	$17,138	$22,302
4/30/2023	$19,556	$16,939	$22,539
5/31/2023	$19,252	$16,942	$22,627
6/30/2023	$20,821	$18,347	$24,172
7/31/2023	$21,099	$19,204	$25,039
8/31/2023	$19,708	$18,205	$24,555
9/30/2023	$18,342	$17,004	$23,386
10/31/2023	$16,621	$15,692	$22,766
11/30/2023	$18,468	$17,121	$24,888
12/31/2023	$19,885	$19,171	$26,209
1/31/2024	$19,758	$18,556	$26,499
2/29/2024	$21,757	$20,064	$27,933
3/31/2024	$21,934	$20,625	$28,835
4/30/2024	$20,442	$19,037	$27,566
5/31/2024	$21,605	$20,056	$28,868
6/30/2024	$21,934	$20,023	$29,762
7/31/2024	$22,288	$21,662	$30,315
8/31/2024	$22,997	$21,422	$30,975
9/30/2024	$23,452	$21,707	$31,616
10/31/2024	$22,896	$21,419	$31,384
11/30/2024	$25,704	$24,045	$33,471
12/31/2024	$23,604	$22,077	$32,448
1/31/2025	$24,489	$22,775	$33,473
2/28/2025	$22,870	$21,233	$32,831
3/31/2025	$21,125	$19,623	$30,916
4/30/2025	$21,479	$19,497	$30,709
5/31/2025	$22,946	$20,749	$32,655
6/30/2025	$23,907	$21,971	$34,314
7/31/2025	$24,526	$22,345	$35,070
8/31/2025	$25,520	$23,666	$35,881
9/30/2025	$26,191	$24,650	$37,120
10/31/2025	$26,218	$25,447	$37,915
11/30/2025	$26,594	$25,273	$38,019
12/31/2025	$25,788	$24,949	$38,012

VT Small Cap Growth Fund

Annual Shareholder Report | December 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class 2	9.25	(0.96)	9.94
Russell 2000® Growth Index	13.01	3.18	9.57
Russell 3000® Index	17.15	13.15	14.29

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Total net assets	$281,444,029
# of portfolio holdings	70
Portfolio turnover rate	71%
Total advisory fees paid	$2,326,044

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	34.7
Health care	29.4
Information technology	18.5
Consumer discretionary	7.3
Financials	4.7
Utilities	2.1
Real estate	1.7
Communication services	1.4
Energy	0.2

TOP TEN HOLDINGS (% OF NET ASSETS)

iRhythm Technologies, Inc.	2.8
RadNet, Inc.	2.6
Casella Waste Systems, Inc. Class A	2.5
Fabrinet	2.5
Construction Partners, Inc. Class A	2.5
Ensign Group, Inc.	2.4
RBC Bearings, Inc.	2.1
Applied Industrial Technologies, Inc.	2.1
HealthEquity, Inc.	2.1
Carpenter Technology Corp.	2.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0475 12-25

ITEM 2. CODE OF ETHICS

(a) As of the end of the period, covered by the report, Allspring Variable Trust has adopted a code of ethics that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(c) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) above.

(d) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Allspring Variable Trust has determined that Jane A. Freeman is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Freeman is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a), (b), (c), (d) The following table presents aggregate fees billed in each of the last two fiscal years for services rendered to the registrant by the registrant’s principal accountant. These fees were billed to the registrant and were approved by the registrant’s audit committee.

	Fiscal year ended December 31, 2025	Fiscal year ended December 31, 2024
Audit fees	$178,810	$174,450
Audit-related fees	—	—
Tax fees (1)	—	$14,960
All other fees	—	—

	$178,810	$189,410

(1)	Tax fees consist of fees for tax compliance, tax advice, tax planning and excise tax.

(e)(1) The Chair of the Audit Committees is authorized to pre-approve: (1) audit services for the mutual funds of Allspring Variable Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chair, Management shall prepare a brief description of the proposed services.

If the Chair approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2) Not applicable.

(f) Not applicable.

(g) Not applicable.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Allspring VT
Discovery All Cap
Growth Fund
Long Form Financial Statements
Annual Report
December 31, 2025

Allspring VT Discovery All Cap Growth Fund | 1

Portfolio of investments—December 31, 2025
Portfolio of investments

	Shares	Value
Common stocks: 96.43%
Communication services: 11.27%
Entertainment: 4.79%
Live Nation Entertainment, Inc.†	3,622	$516,135
Netflix, Inc.†	8,188	767,707
Spotify Technology SA†	829	481,408
TKO Group Holdings, Inc. Class A	3,579	748,011
		2,513,261
Interactive media & services: 6.48%
Alphabet, Inc. Class A	9,373	2,933,749
Reddit, Inc. Class A†	2,039	468,705
		3,402,454
Consumer discretionary: 13.71%
Automobiles: 0.98%
Ferrari NV	1,398	516,645
Broadline retail: 5.91%
Amazon.com, Inc.†	10,392	2,398,681
MercadoLibre, Inc.†	350	704,991
		3,103,672
Hotels, restaurants & leisure: 3.19%
Booking Holdings, Inc.	149	797,944
DoorDash, Inc. Class A†	3,858	873,760
		1,671,704
Household durables: 1.32%
Sony Group Corp. ADR	27,018	691,661
Specialty retail: 2.31%
Carvana Co. Class A†	1,434	605,177
O’Reilly Automotive, Inc.†	6,664	607,823
		1,213,000
Consumer staples: 1.54%
Consumer staples distribution & retail: 1.54%
Walmart, Inc.	7,239	806,497
Financials: 6.55%
Capital markets: 2.79%
Coinbase Global, Inc. Class A†	1,755	396,876
LPL Financial Holdings, Inc.	1,110	396,459
Robinhood Markets, Inc. Class A†	5,921	669,665
		1,463,000
Financial services: 3.76%
Affirm Holdings, Inc.†	4,420	328,980
The accompanying notes are an integral part of these financial statements.
2 | Allspring VT Discovery All Cap Growth Fund

Portfolio of investments—December 31, 2025

	Shares	Value
Financial services(continued)
Mastercard, Inc. Class A	1,941	$1,108,078
Visa, Inc. Class A	1,532	537,288
		1,974,346
Health care: 11.18%
Biotechnology: 3.80%
Alnylam Pharmaceuticals, Inc.†	1,113	442,584
argenx SE ADR†	660	555,027
Bridgebio Pharma, Inc.†	5,987	457,946
Natera, Inc.†	2,355	539,507
		1,995,064
Health care equipment & supplies: 2.05%
Boston Scientific Corp.†	6,382	608,524
Penumbra, Inc.†	1,502	466,987
		1,075,511
Health care providers & services: 1.12%
Cencora, Inc.	1,737	586,672
Pharmaceuticals: 4.21%
AstraZeneca PLC ADR	6,691	615,104
Eli Lilly & Co.	1,486	1,596,974
		2,212,078
Industrials: 13.68%
Aerospace & defense: 5.65%
Axon Enterprise, Inc.†	704	399,823
Carpenter Technology Corp.	2,126	669,350
Curtiss-Wright Corp.	1,138	627,345
General Electric Co.	2,756	848,930
Kratos Defense & Security Solutions, Inc.†	5,514	418,568
		2,964,016
Building products: 2.30%
Armstrong World Industries, Inc.	2,213	422,905
Johnson Controls International PLC	6,540	783,165
		1,206,070
Construction & engineering: 2.70%
Comfort Systems USA, Inc.	556	518,909
Construction Partners, Inc. Class A†	2,409	261,497
Quanta Services, Inc.	1,514	638,999
		1,419,405
Electrical equipment: 0.84%
Vertiv Holdings Co. Class A	2,703	437,913
Machinery: 0.72%
Symbotic, Inc. Class A†	6,378	379,491
The accompanying notes are an integral part of these financial statements.
Allspring VT Discovery All Cap Growth Fund | 3

Portfolio of investments—December 31, 2025

	Shares	Value
Professional services: 1.47%
UL Solutions, Inc. Class A	9,807	$773,380
Information technology: 37.67%
Communications equipment: 1.33%
Arista Networks, Inc.†	5,318	696,817
Electronic equipment, instruments & components: 1.25%
Amphenol Corp. Class A	4,845	654,753
IT services: 3.88%
Cloudflare, Inc. Class A†	3,068	604,856
Shopify, Inc. Class A†	5,363	863,282
Snowflake, Inc.†	2,594	569,020
		2,037,158
Semiconductors & semiconductor equipment: 18.06%
Astera Labs, Inc.†	2,436	405,253
Broadcom, Inc.	7,666	2,653,203
Monolithic Power Systems, Inc.	772	699,710
NVIDIA Corp.	25,820	4,815,430
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,988	908,023
		9,481,619
Software: 13.15%
AppLovin Corp. Class A†	1,393	938,631
Cadence Design Systems, Inc.†	1,415	442,301
Fair Isaac Corp.†	340	574,811
Guidewire Software, Inc.†	1,655	332,672
Microsoft Corp.	8,432	4,077,884
Oracle Corp.	2,762	538,341
		6,904,640
Utilities: 0.83%
Independent power and renewable electricity producers: 0.83%
Talen Energy Corp.†	1,156	433,315
Total common stocks (Cost $32,074,323)		50,614,142

		Yield
Short-term investments: 3.45%
Investment companies: 3.45%
Allspring Government Money Market Fund Select Class♠∞		3.71%	1,811,221	1,811,221
Total short-term investments (Cost $1,811,221)				1,811,221
Total investments in securities (Cost $33,885,544)	99.88%			52,425,363
Other assets and liabilities, net	0.12			64,515
Total net assets	100.00%			$52,489,878

The accompanying notes are an integral part of these financial statements.
4 | Allspring VT Discovery All Cap Growth Fund

Portfolio of investments—December 31, 2025

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$760,779	$22,896,842	$(21,846,400)	$0	$0	$1,811,221	1,811,221	$35,861
The accompanying notes are an integral part of these financial statements.
Allspring VT Discovery All Cap Growth Fund | 5

Statement of assets and liabilities—December 31, 2025
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $32,074,323)	$50,614,142
Investments in affiliated securities, at value (cost $1,811,221)	1,811,221
Receivable for investments sold	156,352
Receivable for dividends	17,188
Receivable for Fund shares sold	2,185
Prepaid expenses and other assets	4,049
Total assets	52,605,137
Liabilities
Payable for investments purchased	55,065
Payable for Fund shares redeemed	19,353
Management fee payable	18,304
Professional fees payable	11,796
Distribution fee payable	6,752
Administration fees payable	3,725
Trustees’ fees and expenses payable	205
Accrued expenses and other liabilities	59
Total liabilities	115,259
Total net assets	$52,489,878
Net assets consist of
Paid-in capital	$17,456,010
Total distributable earnings	35,033,868
Total net assets	$52,489,878
Computation of net asset value per share
Net assets–Class 1	$19,459,574
Shares outstanding–Class 1[1]	846,779
Net asset value per share–Class 1	$22.98
Net assets–Class 2	$33,030,304
Shares outstanding–Class 2[1]	1,583,340
Net asset value per share–Class 2	$20.86
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
6 | Allspring VT Discovery All Cap Growth Fund

Statement of operations—year ended December 31, 2025
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $2,256)	$237,366
Income from affiliated securities	35,861
Interest	10
Total investment income	273,237
Expenses
Management fee	394,422
Administration fees
Class 1	25,808
Class 2	26,781
Distribution fee
Class 2	76,180
Custody and accounting fees	5,969
Professional fees	33,289
Registration fees	60
Shareholder report expenses	18,775
Trustees’ fees and expenses	6,245
Other fees and expenses	7,087
Total expenses	594,616
Less: Fee waivers and/or expense reimbursements
Fund-level	(19,090)
Net expenses	575,526
Net investment loss	(302,289)
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	16,811,266
Foreign currency and foreign currency translations	1
Net realized gains on investments	16,811,267
Net change in unrealized gains (losses) on investments	(6,735,933)
Net realized and unrealized gains (losses) on investments	10,075,334
Net increase in net assets resulting from operations	$9,773,045
The accompanying notes are an integral part of these financial statements.
Allspring VT Discovery All Cap Growth Fund | 7

Statement of changes in net assets
Statement of changes in net assets
	Year ended December 31, 2025		Year ended December 31, 2024
Operations
Net investment loss		$(302,289)		$(311,419)
Net realized gains on investments		16,811,267		23,289,383
Net change in unrealized gains (losses) on investments		(6,735,933)		(9,117,527)
Net increase in net assets resulting from operations		9,773,045		13,860,437
Distributions to shareholders from
Net investment income and net realized gains
Class 1		(11,305,471)		(1,558,169)
Class 2		(11,600,738)		(1,815,893)
Total distributions to shareholders		(22,906,209)		(3,374,062)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class 1	42,990	1,125,187	26,891	737,094
Class 2	30,195	714,775	25,029	649,799
		1,839,962		1,386,893
Reinvestment of distributions
Class 1	512,488	11,305,471	58,402	1,558,169
Class 2	578,879	11,600,738	72,375	1,815,893
		22,906,209		3,374,062
Payment for shares redeemed
Class 1	(870,735)	(20,589,308)	(193,127)	(5,413,184)
Class 2	(292,259)	(7,311,979)	(431,342)	(11,407,112)
		(27,901,287)		(16,820,296)
Net decrease in net assets resulting from capital share transactions		(3,155,116)		(12,059,341)
Total decrease in net assets		(16,288,280)		(1,572,966)
Net assets
Beginning of period		68,778,158		70,351,124
End of period		$52,489,878		$68,778,158
The accompanying notes are an integral part of these financial statements.
8 | Allspring VT Discovery All Cap Growth Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended December 31
Class 1	2025	2024	2023	2022	2021
Net asset value, beginning of period	$29.25	$25.29	$20.88	$43.70	$42.28
Net investment loss	(0.08)[1]	(0.08)[1]	(0.04)[1]	(0.08)[1]	(0.19)[1]
Net realized and unrealized gains (losses) on investments	4.19	5.35	6.88	(15.54)	6.43
Total from investment operations	4.11	5.27	6.84	(15.62)	6.24
Distributions to shareholders from
Net realized gains	(10.38)	(1.31)	(2.43)	(7.20)	(4.82)
Net asset value, end of period	$22.98	$29.25	$25.29	$20.88	$43.70
Total return[2]	15.53%	21.35%	33.50%	(37.04)%	15.27%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.82%	0.87%	0.84%	0.78%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment loss	(0.33)%	(0.30)%	(0.19)%	(0.29)%	(0.43)%
Supplemental data
Portfolio turnover rate	70%	79%	30%	22%	25%
Net assets, end of period (000s omitted)	$19,460	$33,987	$32,121	$26,748	$48,949

[1]	Calculated based upon average shares outstanding
[2]
Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns do not reflect fees and expenses charged pursuant to the terms of variable life insurance policies and variable annuity contracts.

The accompanying notes are an integral part of these financial statements.
Allspring VT Discovery All Cap Growth Fund | 9

Financial highlights

(For a share outstanding throughout each period)

	Year ended December 31
Class 2	2025	2024	2023	2022	2021
Net asset value, beginning of period	$27.47	$23.89	$19.87	$41.69	$40.43
Net investment loss	(0.14)[1]	(0.15)[1]	(0.10)[1]	(0.14)[1]	(0.28)
Net realized and unrealized gains (losses) on investments	3.91	5.04	6.55	(14.82)	6.14
Total from investment operations	3.77	4.89	6.45	(14.96)	5.86
Distributions to shareholders from
Net realized gains	(10.38)	(1.31)	(2.43)	(6.86)	(4.60)
Net asset value, end of period	$20.86	$27.47	$23.89	$19.87	$41.69
Total return[2]	15.27%	21.00%	33.17%	(37.20)%	14.97%
Ratios to average net assets (annualized)
Gross expenses	1.02%	1.04%	1.10%	1.04%	1.02%
Net expenses	1.00%	1.00%	1.00%	0.98%	1.00%
Net investment loss	(0.59)%	(0.56)%	(0.44)%	(0.51)%	(0.68)%
Supplemental data
Portfolio turnover rate	70%	79%	30%	22%	25%
Net assets, end of period (000s omitted)	$33,030	$34,791	$38,230	$33,614	$59,888

[1]	Calculated based upon average shares outstanding
[2]
Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns do not reflect fees and expenses charged pursuant to the terms of variable life insurance policies and variable annuity contracts.

The accompanying notes are an integral part of these financial statements.
10 | Allspring VT Discovery All Cap Growth Fund

Notes to financial statements
Notes to financial statements
1.ORGANIZATION
Allspring Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring VT Discovery All Cap Growth Fund ( the “Fund”) which is a diversified series of the Trust. The Trust offers shares of the Fund to separate accounts of various life insurance companies as funding vehicles for certain variable annuity contracts and variable life insurance policies.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Allspring VT Discovery All Cap Growth Fund | 11

Notes to financial statements
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2025, the aggregate cost of all investments for federal income tax purposes was $33,994,686 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$18,941,427
Gross unrealized losses	(510,750)
Net unrealized gains	$18,430,677
Class allocations
The separate classes of shares offered by the Fund differ principally in distribution fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$5,915,715	$0	$0	$5,915,715
Consumer discretionary	7,196,682	0	0	7,196,682
Consumer staples	806,497	0	0	806,497
Financials	3,437,346	0	0	3,437,346
Health care	5,869,325	0	0	5,869,325
Industrials	7,180,275	0	0	7,180,275
Information technology	19,774,987	0	0	19,774,987
Utilities	433,315	0	0	433,315
Short-term investments
Investment companies	1,811,221	0	0	1,811,221
Total assets	$52,425,363	$0	$0	$52,425,363
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At December 31, 2025, the Fund did not have any transfers into/out of Level 3.
12 | Allspring VT Discovery All Cap Growth Fund

Notes to financial statements
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.600%
Next $500 million	0.550
Next $1 billion	0.500
Next $2 billion	0.475
Next $1 billion	0.450
Next $5 billion	0.440
Over $10 billion	0.430
For the year ended December 31, 2025, the management fee was equivalent to an annual rate of 0.60% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee of 0.08% which is calculated based on the average daily net assets of each class and generally paid monthly.
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through April 30, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of December 31, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class 1	0.75%
Class 2	1.00
Distribution fee
The Trust has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class 2 shares and paid to Allspring Funds Distributor, LLC, the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.25% of the average daily net assets of Class 2 shares. Such fees are generally paid on a monthly basis.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended December 31, 2025.
Allspring VT Discovery All Cap Growth Fund | 13

Notes to financial statements
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended December 31, 2025 were $45,363,462 and $72,966,361, respectively.
6.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended December 31, 2025, there were no borrowings by the Fund under the agreement.
7.DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended December 31
	2025	2024
Ordinary income	$262,777	$0
Long-term capital gain	22,643,432	3,374,062
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Undistributed long-term gain	Unrealized gains
$2,618,001	$13,985,931	$18,430,677
8.CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
9.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
11.NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU includes amendments to enhance annual income tax disclosures required for public entities, including the requirement to disclose
14 | Allspring VT Discovery All Cap Growth Fund

Notes to financial statements
income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no material impact of the ASU on the Fund’s financial statements.
Allspring VT Discovery All Cap Growth Fund | 15

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Variable Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring VT Discovery All Cap Growth Fund (the Fund), one of the funds constituting Allspring Variable Trust, including the portfolio of investments, as of December 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
February 25, 2026
16 | Allspring VT Discovery All Cap Growth Fund

Other information (unaudited)
Other information
Tax information
For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, 98% of ordinary income dividends qualify for the corporate dividends-received deduction for the fiscal year ended December 31, 2025.
Pursuant to Section 852 of the Internal Revenue Code, $22,643,432 was designated as a 20% rate gain distribution for the fiscal year ended
December 31, 2025.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring VT Discovery All Cap Growth Fund | 17

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

18 | Allspring VT Discovery All Cap Growth Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors:  1-800-260-5969
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-260-5969 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR0578 12-25

Allspring VT
Discovery SMID Cap
Growth Fund
Long Form Financial Statements
Annual Report
December 31, 2025

Allspring VT Discovery SMID Cap Growth Fund | 1

Portfolio of investments—December 31, 2025
Portfolio of investments

	Shares	Value
Common stocks: 98.44%
Communication services: 3.63%
Entertainment: 3.63%
Liberty Live Holdings, Inc. Class C†	26,802	$2,228,854
TKO Group Holdings, Inc. Class A	13,503	2,822,127
		5,050,981
Consumer discretionary: 11.69%
Broadline retail: 1.14%
MercadoLibre, Inc.†	785	1,581,194
Hotels, restaurants & leisure: 5.86%
Dutch Bros, Inc. Class A†	36,956	2,262,446
Hyatt Hotels Corp. Class A	14,467	2,319,349
Viking Holdings Ltd.†	30,949	2,210,068
Wingstop, Inc.	5,746	1,370,364
		8,162,227
Household durables: 2.15%
SharkNinja, Inc.†	12,256	1,371,447
Taylor Morrison Home Corp. Class A†	27,613	1,625,577
		2,997,024
Specialty retail: 2.54%
Burlington Stores, Inc.†	6,876	1,986,133
Chewy, Inc. Class A†	46,966	1,552,226
		3,538,359
Financials: 6.05%
Capital markets: 1.94%
Miami International Holdings, Inc.†	40,563	1,800,186
Robinhood Markets, Inc. Class A†	8,052	910,681
		2,710,867
Financial services: 4.11%
Affirm Holdings, Inc.†	27,421	2,040,945
Equitable Holdings, Inc.	55,852	2,661,348
Toast, Inc. Class A†	28,685	1,018,604
		5,720,897
Health care: 24.31%
Biotechnology: 6.77%
Ascendis Pharma AS ADR†	8,371	1,785,032
Bridgebio Pharma, Inc.†	13,558	1,037,051
Insmed, Inc.†	12,678	2,206,479
Natera, Inc.†	7,895	1,808,666
Neurocrine Biosciences, Inc.†	10,331	1,465,246
Vericel Corp.†	31,186	1,123,008
		9,425,482
The accompanying notes are an integral part of these financial statements.
2 | Allspring VT Discovery SMID Cap Growth Fund

Portfolio of investments—December 31, 2025

	Shares	Value
Health care equipment & supplies: 5.71%
Glaukos Corp.†	15,280	$1,725,265
iRhythm Technologies, Inc.†	17,866	3,170,143
Penumbra, Inc.†	9,838	3,058,732
		7,954,140
Health care providers & services: 8.20%
Encompass Health Corp.	17,005	1,804,911
Guardant Health, Inc.†	26,060	2,661,768
HealthEquity, Inc.†	24,814	2,273,211
RadNet, Inc.†	39,646	2,828,742
Tenet Healthcare Corp.†	9,354	1,858,827
		11,427,459
Life sciences tools & services: 1.33%
Repligen Corp.†	11,349	1,859,647
Pharmaceuticals: 2.30%
Corcept Therapeutics, Inc.†	13,867	482,571
Teva Pharmaceutical Industries Ltd. ADR†	86,994	2,715,083
		3,197,654
Industrials: 27.31%
Aerospace & defense: 7.17%
ATI, Inc.†	14,713	1,688,464
Carpenter Technology Corp.	9,640	3,035,057
Curtiss-Wright Corp.	4,910	2,706,736
Mercury Systems, Inc.†	34,902	2,548,195
		9,978,452
Building products: 2.29%
AAON, Inc.	17,356	1,323,395
Armstrong World Industries, Inc.	9,761	1,865,327
		3,188,722
Commercial services & supplies: 3.70%
Casella Waste Systems, Inc. Class A†	31,049	3,040,939
RB Global, Inc.	20,512	2,110,070
		5,151,009
Construction & engineering: 5.27%
Argan, Inc.	5,349	1,675,949
Construction Partners, Inc. Class A†	23,552	2,556,570
EMCOR Group, Inc.	5,084	3,110,340
		7,342,859
Electrical equipment: 2.03%
Bloom Energy Corp. Class A†	23,457	2,038,179
Power Solutions International, Inc.†	13,883	793,274
		2,831,453
The accompanying notes are an integral part of these financial statements.
Allspring VT Discovery SMID Cap Growth Fund | 3

Portfolio of investments—December 31, 2025

	Shares	Value
Ground transportation: 1.30%
Saia, Inc.†	5,534	$1,806,962
Machinery: 2.06%
RBC Bearings, Inc.†	6,411	2,874,885
Professional services: 1.23%
UL Solutions, Inc. Class A	21,741	1,714,495
Trading companies & distributors: 2.26%
Applied Industrial Technologies, Inc.	7,777	1,996,900
SiteOne Landscape Supply, Inc.†	9,244	1,151,433
		3,148,333
Information technology: 21.60%
Electronic equipment, instruments & components: 4.92%
Celestica, Inc.†	6,871	2,031,136
Novanta, Inc.†	14,873	1,769,738
Sanmina Corp.†	10,734	1,610,852
Teledyne Technologies, Inc.†	2,814	1,437,194
		6,848,920
IT services: 1.25%
MongoDB, Inc. Class A†	4,149	1,741,294
Semiconductors & semiconductor equipment: 5.64%
Astera Labs, Inc.†	16,038	2,668,082
Impinj, Inc.†	7,414	1,290,110
Monolithic Power Systems, Inc.	1,743	1,579,785
Rambus, Inc.†	25,257	2,320,866
		7,858,843
Software: 9.79%
Clearwater Analytics Holdings, Inc. Class A†	98,034	2,364,580
Guidewire Software, Inc.†	16,135	3,243,296
Procore Technologies, Inc.†	26,305	1,913,426
SailPoint, Inc.†	66,880	1,352,982
Samsara, Inc. Class A†	40,748	1,444,517
ServiceTitan, Inc. Class A†	16,000	1,704,000
Tyler Technologies, Inc.†	3,545	1,609,253
		13,632,054
Real estate: 1.80%
Real estate management & development: 1.80%
Jones Lang LaSalle, Inc.†	7,468	2,512,758
Utilities: 2.05%
Independent power and renewable electricity producers: 2.05%
Talen Energy Corp.†	7,618	2,855,531
Total common stocks (Cost $109,941,393)		137,112,501
The accompanying notes are an integral part of these financial statements.
4 | Allspring VT Discovery SMID Cap Growth Fund

Portfolio of investments—December 31, 2025

		Yield	Shares	Value
Short-term investments: 1.68%
Investment companies: 1.68%
Allspring Government Money Market Fund Select Class♠∞		3.71%	2,342,012	$2,342,012
Total short-term investments (Cost $2,342,012)				2,342,012
Total investments in securities (Cost $112,283,405)	100.12%			139,454,513
Other assets and liabilities, net	(0.12)			(169,763)
Total net assets	100.00%			$139,284,750

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,090,292	$39,978,841	$(38,727,121)	$0	$0	$2,342,012	2,342,012	$69,553
The accompanying notes are an integral part of these financial statements.
Allspring VT Discovery SMID Cap Growth Fund | 5

Statement of assets and liabilities—December 31, 2025
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $109,941,393)	$137,112,501
Investments in affiliated securities, at value (cost $2,342,012)	2,342,012
Receivable for Fund shares sold	45,368
Receivable for dividends	8,980
Prepaid expenses and other assets	4,295
Total assets	139,513,156
Liabilities
Management fee payable	92,314
Payable for Fund shares redeemed	76,831
Distribution fee payable	30,921
Professional fees payable	11,944
Administration fee payable	9,949
Trustees’ fees and expenses payable	76
Accrued expenses and other liabilities	6,371
Total liabilities	228,406
Total net assets	$139,284,750
Net assets consist of
Paid-in capital	$104,220,756
Total distributable earnings	35,063,994
Total net assets	$139,284,750
Computation of net asset value per share
Net assets - Class 2	$139,284,750
Shares outstanding - Class 2[1]	5,507,788
Net asset value per share - Class 2	$25.29
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
6 | Allspring VT Discovery SMID Cap Growth Fund

Statement of operations—year ended December 31, 2025
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $3,491)	$270,353
Income from affiliated securities	69,553
Interest	41
Total investment income	339,947
Expenses
Management fee	1,043,328
Administration fee - Class 2	111,288
Distribution fee - Class 2	346,000
Custody and accounting fees	7,366
Professional fees	36,309
Registration fees	60
Shareholder report expenses	14,718
Trustees’ fees and expenses	6,749
Other fees and expenses	6,168
Total expenses	1,571,986
Less: Fee waivers and/or expense reimbursements
Fund-level	(954)
Net expenses	1,571,032
Net investment loss	(1,231,085)
Realized and unrealized gains (losses) on investments
Net realized gains on investments	8,493,992
Net change in unrealized gains (losses) on investments	187,810
Net realized and unrealized gains (losses) on investments	8,681,802
Net increase in net assets resulting from operations	$7,450,717
The accompanying notes are an integral part of these financial statements.
Allspring VT Discovery SMID Cap Growth Fund | 7

Statement of changes in net assets
Statement of changes in net assets
	Year ended December 31, 2025		Year ended December 31, 2024
Operations
Net investment loss		$(1,231,085)		$(1,220,566)
Net realized gains on investments		8,493,992		17,427,706
Net change in unrealized gains (losses) on investments		187,810		7,516,638
Net increase in net assets resulting from operations		7,450,717		23,723,778
Distributions to shareholders from
Net investment income and net realized gains - Class 2		(1,005,193)		0
Capital share transactions	Shares		Shares
Proceeds from shares sold - Class 2	269,861	6,125,739	261,059	5,890,232
Reinvestment of distributions - Class 2	41,012	1,005,193	0	0
Payment for shares redeemed - Class 2	(776,195)	(18,640,353)	(960,469)	(21,769,188)
Net decrease in net assets resulting from capital share transactions		(11,509,421)		(15,878,956)
Total increase (decrease) in net assets		(5,063,897)		7,844,822
Net assets
Beginning of period		144,348,647		136,503,825
End of period		$139,284,750		$144,348,647
The accompanying notes are an integral part of these financial statements.
8 | Allspring VT Discovery SMID Cap Growth Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended December 31
Class 2	2025	2024	2023	2022	2021
Net asset value, beginning of period	$24.17	$20.46	$17.03	$42.74	$48.73
Net investment loss	(0.22)[1]	(0.19)[1]	(0.13)[1]	(0.18)	(0.48)
Net realized and unrealized gains (losses) on investments	1.52	3.90	3.56	(15.32)	(1.89)
Total from investment operations	1.30	3.71	3.43	(15.50)	(2.37)
Distributions to shareholders from
Net realized gains	(0.18)	0.00	0.00	(10.21)	(3.62)
Net asset value, end of period	$25.29	$24.17	$20.46	$17.03	$42.74
Total return[2]	5.39%	18.13%	20.14%	(37.85)%	(5.04)%
Ratios to average net assets (annualized)
Gross expenses	1.13%	1.15%	1.16%	1.16%	1.13%
Net expenses	1.13%	1.14%	1.14%	1.15%	1.13%
Net investment loss	(0.88)%	(0.85)%	(0.68)%	(0.91)%	(1.03)%
Supplemental data
Portfolio turnover rate	73%	63%	53%	51%	57%
Net assets, end of period (000s omitted)	$139,285	$144,349	$136,504	$127,243	$220,823

[1]	Calculated based upon average shares outstanding
[2]
Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns do not reflect fees and expenses charged pursuant to the terms of variable life insurance policies and variable annuity contracts.

The accompanying notes are an integral part of these financial statements.
Allspring VT Discovery SMID Cap Growth Fund | 9

Notes to financial statements
Notes to financial statements
1.ORGANIZATION
Allspring Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring VT Discovery SMID Cap Growth Fund ( the “Fund”) which is a diversified series of the Trust. The Trust offers shares of the Fund to separate accounts of various life insurance companies as funding vehicles for certain variable annuity contracts and variable life insurance policies.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
10 | Allspring VT Discovery SMID Cap Growth Fund

Notes to financial statements
As of December 31, 2025, the aggregate cost of all investments for federal income tax purposes was $112,853,019 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$32,408,448
Gross unrealized losses	(5,806,954)
Net unrealized gains	$26,601,494
Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. GAAP require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The primary permanent difference causing such reclassification is due to net operating losses. At December 31, 2025, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of assets and liabilities:
Paid-in capital	Total distributable earnings
$(1,239,554)	$1,239,554
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$5,050,981	$0	$0	$5,050,981
Consumer discretionary	16,278,804	0	0	16,278,804
Financials	8,431,764	0	0	8,431,764
Health care	33,864,382	0	0	33,864,382
Industrials	38,037,170	0	0	38,037,170
Information technology	30,081,111	0	0	30,081,111
Real estate	2,512,758	0	0	2,512,758
Utilities	2,855,531	0	0	2,855,531
Short-term investments
Investment companies	2,342,012	0	0	2,342,012
Total assets	$139,454,513	$0	$0	$139,454,513
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At December 31, 2025, the Fund did not have any transfers into/out of Level 3.
Allspring VT Discovery SMID Cap Growth Fund | 11

Notes to financial statements
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.750%
Next $500 million	0.700
Next $1 billion	0.650
Next $2 billion	0.625
Next $1 billion	0.600
Next $5 billion	0.590
Over $10 billion	0.580
For the year ended December 31, 2025, the management fee was equivalent to an annual rate of 0.75% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fee
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee of 0.08% which is calculated based on the average daily net assets of Class 2 shares and generally paid monthly.
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed through April 30, 2026 to waive fees and/or reimburse management and administration fees to the extent necessary to cap the Fund’s expenses at 1.15% for Class 2 shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
Distribution fee
The Trust has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class 2 shares and paid to Allspring Funds Distributor, LLC, the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.25% of the average daily net assets of Class 2 shares. Such fees are generally paid on a monthly basis.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended December 31, 2025.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended December 31, 2025 were $100,766,122 and $115,755,920, respectively.
6.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended December 31, 2025, there were no borrowings by the Fund under the agreement.
12 | Allspring VT Discovery SMID Cap Growth Fund

Notes to financial statements
7.DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended December 31
	2025	2024
Long-term capital gain	$1,005,193	$0
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:

Undistributed long-term gain	Unrealized gains
$8,462,500	$26,601,494
8.CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the industrial sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
9.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
11.NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU includes amendments to enhance annual income tax disclosures required for public entities, including the requirement to disclose income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no material impact of the ASU on the Fund’s financial statements.
Allspring VT Discovery SMID Cap Growth Fund | 13

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Variable Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring VT Discovery SMID Cap Growth Fund (the Fund), one of the funds constituting Allspring Variable Trust, including the portfolio of investments, as of December 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
February 25, 2026
14 | Allspring VT Discovery SMID Cap Growth Fund

Other information (unaudited)
Other information
Tax information
Pursuant to Section 852 of the Internal Revenue Code, $1,005,193 was designated as a 20% rate gain distribution for the fiscal year ended
December 31, 2025.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring VT Discovery SMID Cap Growth Fund | 15

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

16 | Allspring VT Discovery SMID Cap Growth Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors:  1-800-260-5969
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-260-5969 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR3221 12-25

Allspring VT Index Asset Allocation Fund
Long Form Financial Statements
Annual Report
December 31, 2025

Allspring VT Index Asset Allocation Fund | 1

Portfolio of investments—December 31, 2025
Portfolio of investments

	Shares	Value
Common stocks: 59.32%
Communication services: 6.27%
Diversified telecommunication services: 0.35%
AT&T, Inc.	4,947	$122,883
Verizon Communications, Inc.	2,942	119,828
		242,711
Entertainment: 0.81%
Electronic Arts, Inc.	157	32,080
Live Nation Entertainment, Inc.†	110	15,675
Netflix, Inc.†	2,957	277,248
Take-Two Interactive Software, Inc.†	121	30,980
TKO Group Holdings, Inc. Class A	46	9,614
Walt Disney Co.	1,246	141,757
Warner Bros Discovery, Inc.†	1,729	49,830
		557,184
Interactive media & services: 4.80%
Alphabet, Inc. Class A	4,060	1,270,780
Alphabet, Inc. Class C	3,245	1,018,281
Match Group, Inc.	165	5,328
Meta Platforms, Inc. Class A	1,520	1,003,337
		3,297,726
Media: 0.21%
Charter Communications, Inc. Class A†	61	12,734
Comcast Corp. Class A	2,536	75,801
Fox Corp. Class A	145	10,595
Fox Corp. Class B	104	6,753
News Corp. Class A	261	6,817
News Corp. Class B	86	2,548
Omnicom Group, Inc.	223	18,007
Paramount Skydance Corp. Class B	217	2,908
The Trade Desk, Inc. Class A†	307	11,654
		147,817
Wireless telecommunication services: 0.10%
T-Mobile U.S., Inc.	336	68,221
Consumer discretionary: 6.17%
Automobile components: 0.02%
Aptiv PLC†	151	11,490
Automobiles: 1.41%
Ford Motor Co.	2,731	35,831
General Motors Co.	651	52,939
Tesla, Inc.†	1,961	881,901
		970,671
The accompanying notes are an integral part of these financial statements.
2 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—December 31, 2025

	Shares	Value
Broadline retail: 2.32%
Amazon.com, Inc.†	6,788	$1,566,806
eBay, Inc.	315	27,437
		1,594,243
Distributors: 0.02%
Genuine Parts Co.	97	11,927
Pool Corp.	23	5,261
		17,188
Hotels, restaurants & leisure: 1.09%
Airbnb, Inc. Class A†	297	40,309
Booking Holdings, Inc.	22	117,817
Carnival Corp.†	758	23,149
Chipotle Mexican Grill, Inc. Class A†	923	34,151
Darden Restaurants, Inc.	81	14,906
Domino’s Pizza, Inc.	22	9,170
DoorDash, Inc. Class A†	261	59,111
Expedia Group, Inc.	82	23,231
Hilton Worldwide Holdings, Inc.	162	46,535
Las Vegas Sands Corp.	212	13,799
Marriott International, Inc. Class A	155	48,087
McDonald’s Corp.	497	151,898
MGM Resorts International†	143	5,218
Norwegian Cruise Line Holdings Ltd.†	318	7,098
Royal Caribbean Cruises Ltd.	177	49,369
Starbucks Corp.	793	66,779
Wynn Resorts Ltd.	59	7,100
Yum! Brands, Inc.	194	29,348
		747,075
Household durables: 0.14%
D.R. Horton, Inc.	191	27,510
Garmin Ltd.	114	23,125
Lennar Corp. Class A	151	15,523
NVR, Inc.†	2	14,585
PulteGroup, Inc.	136	15,947
		96,690
Leisure products: 0.01%
Hasbro, Inc.	93	7,626
Specialty retail: 1.01%
AutoZone, Inc.†	12	40,698
Best Buy Co., Inc.	136	9,102
Carvana Co. Class A†	99	41,780
Home Depot, Inc.	695	239,149
Lowe’s Cos., Inc.	391	94,294
O’Reilly Automotive, Inc.†	589	53,723
Ross Stores, Inc.	227	40,892
The accompanying notes are an integral part of these financial statements.
Allspring VT Index Asset Allocation Fund | 3

Portfolio of investments—December 31, 2025

	Shares	Value
Specialty retail(continued)
TJX Cos., Inc.	777	$119,355
Tractor Supply Co.	369	18,454
Ulta Beauty, Inc.†	31	18,755
Williams-Sonoma, Inc.	85	15,180
		691,382
Textiles, apparel & luxury goods: 0.15%
Deckers Outdoor Corp.†	102	10,574
lululemon athletica, Inc.†	75	15,586
NIKE, Inc. Class B	830	52,879
Ralph Lauren Corp. Class A	27	9,548
Tapestry, Inc.	143	18,271
		106,858
Consumer staples: 2.80%
Beverages: 0.60%
Brown-Forman Corp. Class B	123	3,205
Coca-Cola Co.	2,701	188,827
Constellation Brands, Inc. Class A	98	13,520
Keurig Dr Pepper, Inc.	948	26,554
Molson Coors Beverage Co. Class B	118	5,508
Monster Beverage Corp.†	498	38,182
PepsiCo, Inc.	954	136,918
		412,714
Consumer staples distribution & retail: 1.06%
Costco Wholesale Corp.	309	266,463
Dollar General Corp.	154	20,447
Dollar Tree, Inc.†	132	16,237
Kroger Co.	425	26,554
Sysco Corp.	334	24,612
Target Corp.	317	30,987
Walmart, Inc.	3,060	340,915
		726,215
Food products: 0.26%
Archer-Daniels-Midland Co.	335	19,259
Bunge Global SA	94	8,374
Campbell’s Co.	137	3,818
Conagra Brands, Inc.	334	5,782
General Mills, Inc.	372	17,298
Hershey Co.	103	18,744
Hormel Foods Corp.	203	4,811
J.M. Smucker Co.	74	7,238
Kraft Heinz Co.	595	14,429
Lamb Weston Holdings, Inc.	97	4,063
McCormick & Co., Inc.	177	12,055
The accompanying notes are an integral part of these financial statements.
4 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—December 31, 2025

	Shares	Value
Food products(continued)
Mondelez International, Inc. Class A	900	$48,447
Tyson Foods, Inc. Class A	197	11,548
		175,866
Household products: 0.47%
Church & Dwight Co., Inc.	168	14,087
Clorox Co.	85	8,571
Colgate-Palmolive Co.	562	44,409
Kimberly-Clark Corp.	232	23,406
Procter & Gamble Co.	1,630	233,595
		324,068
Personal care products: 0.06%
Estee Lauder Cos., Inc. Class A	172	18,012
Kenvue, Inc.	1,337	23,063
		41,075
Tobacco: 0.35%
Altria Group, Inc.	1,171	67,520
Philip Morris International, Inc.	1,086	174,194
		241,714
Energy: 1.67%
Energy equipment & services: 0.13%
Baker Hughes Co. Class A	689	31,377
Halliburton Co.	587	16,589
SLB Ltd.	1,042	39,992
		87,958
Oil, gas & consumable fuels: 1.54%
APA Corp.	247	6,042
Chevron Corp.	1,321	201,333
ConocoPhillips	862	80,692
Coterra Energy, Inc.	531	13,976
Devon Energy Corp.	438	16,044
Diamondback Energy, Inc.	130	19,543
EOG Resources, Inc.	379	39,799
EQT Corp.	435	23,316
Expand Energy Corp.	166	18,320
Exxon Mobil Corp.	2,943	354,161
Kinder Morgan, Inc.	1,366	37,551
Marathon Petroleum Corp.	210	34,152
Occidental Petroleum Corp.	502	20,642
ONEOK, Inc.	439	32,266
Phillips 66	281	36,260
Targa Resources Corp.	150	27,675
Texas Pacific Land Corp.	40	11,489
The accompanying notes are an integral part of these financial statements.
Allspring VT Index Asset Allocation Fund | 5

Portfolio of investments—December 31, 2025

	Shares	Value
Oil, gas & consumable fuels(continued)
Valero Energy Corp.	213	$34,674
Williams Cos., Inc.	852	51,214
		1,059,149
Financials: 7.95%
Banks: 2.16%
Bank of America Corp.	4,688	257,840
Citigroup, Inc.	1,249	145,746
Citizens Financial Group, Inc.	300	17,523
Fifth Third Bancorp	461	21,579
Huntington Bancshares, Inc.	1,097	19,033
JPMorgan Chase & Co.	1,899	611,896
KeyCorp	648	13,375
M&T Bank Corp.	107	21,558
PNC Financial Services Group, Inc.	274	57,192
Regions Financial Corp.	612	16,585
Truist Financial Corp.	893	43,944
U.S. Bancorp	1,085	57,896
Wells Fargo & Co.	2,190	204,108
		1,488,275
Capital markets: 2.05%
Ameriprise Financial, Inc.	65	31,872
Ares Management Corp. Class A	144	23,275
Bank of New York Mellon Corp.	487	56,536
BlackRock, Inc.	101	108,104
Blackstone, Inc.	515	79,382
Cboe Global Markets, Inc.	73	18,323
Charles Schwab Corp.	1,165	116,395
CME Group, Inc.	252	68,816
Coinbase Global, Inc. Class A†	159	35,956
FactSet Research Systems, Inc.	26	7,545
Franklin Resources, Inc.	214	5,113
Goldman Sachs Group, Inc.	209	183,711
Interactive Brokers Group, Inc. Class A	311	20,000
Intercontinental Exchange, Inc.	398	64,460
Invesco Ltd.	311	8,170
KKR & Co., Inc.	479	61,063
Moody’s Corp.	107	54,661
Morgan Stanley	843	149,658
MSCI, Inc. Class A	52	29,834
Nasdaq, Inc.	315	30,596
Northern Trust Corp.	132	18,030
Raymond James Financial, Inc.	123	19,753
Robinhood Markets, Inc. Class A†	549	62,092
S&P Global, Inc.	216	112,879
State Street Corp.	195	25,157
T. Rowe Price Group, Inc.	152	15,562
		1,406,943
The accompanying notes are an integral part of these financial statements.
6 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—December 31, 2025

	Shares	Value
Consumer finance: 0.39%
American Express Co.	375	$138,731
Capital One Financial Corp.	444	107,608
Synchrony Financial	251	20,941
		267,280
Financial services: 2.30%
Apollo Global Management, Inc.	324	46,902
Berkshire Hathaway, Inc. Class B†	1,280	643,392
Block, Inc.†	382	24,864
Corpay, Inc.†	49	14,746
Fidelity National Information Services, Inc.	361	23,992
Fiserv, Inc.†	375	25,189
Global Payments, Inc.	165	12,771
Jack Henry & Associates, Inc.	51	9,307
Mastercard, Inc. Class A	572	326,543
PayPal Holdings, Inc.	653	38,122
Visa, Inc. Class A	1,178	413,136
		1,578,964
Insurance: 1.05%
Aflac, Inc.	329	36,279
Allstate Corp.	183	38,091
American International Group, Inc.	376	32,167
Aon PLC Class A	150	52,932
Arch Capital Group Ltd.†	252	24,172
Arthur J Gallagher & Co.	179	46,323
Assurant, Inc.	35	8,430
Brown & Brown, Inc.	205	16,339
Chubb Ltd.	255	79,591
Cincinnati Financial Corp.	109	17,802
Erie Indemnity Co. Class A	18	5,160
Everest Group Ltd.	29	9,841
Globe Life, Inc.	56	7,832
Hartford Insurance Group, Inc.	194	26,733
Loews Corp.	118	12,427
Marsh & McLennan Cos., Inc.	342	63,448
MetLife, Inc.	386	30,471
Principal Financial Group, Inc.	139	12,261
Progressive Corp.	409	93,137
Prudential Financial, Inc.	244	27,543
Travelers Cos., Inc.	156	45,249
W.R. Berkley Corp.	209	14,655
Willis Towers Watson PLC	67	22,016
		722,899
Health care: 5.69%
Biotechnology: 0.99%
AbbVie, Inc.	1,233	281,728
Amgen, Inc.	376	123,069
The accompanying notes are an integral part of these financial statements.
Allspring VT Index Asset Allocation Fund | 7

Portfolio of investments—December 31, 2025

	Shares	Value
Biotechnology(continued)
Biogen, Inc.†	102	$17,951
Gilead Sciences, Inc.	866	106,293
Incyte Corp.†	115	11,358
Moderna, Inc.†	243	7,166
Regeneron Pharmaceuticals, Inc.	70	54,031
Vertex Pharmaceuticals, Inc.†	177	80,245
		681,841
Health care equipment & supplies: 1.21%
Abbott Laboratories	1,213	151,977
Align Technology, Inc.†	47	7,339
Baxter International, Inc.	359	6,860
Becton Dickinson & Co.	200	38,814
Boston Scientific Corp.†	1,034	98,592
Cooper Cos., Inc.†	139	11,392
DexCom, Inc.†	272	18,052
Edwards Lifesciences Corp.†	405	34,526
GE HealthCare Technologies, Inc.	318	26,082
Hologic, Inc.†	155	11,546
IDEXX Laboratories, Inc.†	56	37,886
Insulet Corp.†	49	13,928
Intuitive Surgical, Inc.†	247	139,891
Medtronic PLC	895	85,974
ResMed, Inc.	102	24,569
Solventum Corp.†	103	8,162
STERIS PLC	68	17,239
Stryker Corp.	240	84,353
Zimmer Biomet Holdings, Inc.	138	12,409
		829,591
Health care providers & services: 0.98%
Cardinal Health, Inc.	166	34,113
Cencora, Inc.	135	45,596
Centene Corp.†	326	13,415
Cigna Group	186	51,193
CVS Health Corp.	886	70,313
DaVita, Inc.†	25	2,840
Elevance Health, Inc.	155	54,335
HCA Healthcare, Inc.	111	51,821
Henry Schein, Inc.†	70	5,291
Humana, Inc.	84	21,515
Labcorp Holdings, Inc.	58	14,551
McKesson Corp.	86	70,545
Molina Healthcare, Inc.†	36	6,247
Quest Diagnostics, Inc.	78	13,535
UnitedHealth Group, Inc.	632	208,630
Universal Health Services, Inc. Class B	39	8,503
		672,443
The accompanying notes are an integral part of these financial statements.
8 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—December 31, 2025

	Shares	Value
Life sciences tools & services: 0.55%
Agilent Technologies, Inc.	198	$26,942
Bio-Techne Corp.	109	6,410
Charles River Laboratories International, Inc.†	34	6,782
Danaher Corp.	439	100,496
IQVIA Holdings, Inc.†	119	26,824
Mettler-Toledo International, Inc.†	14	19,519
Revvity, Inc.	79	7,643
Thermo Fisher Scientific, Inc.	262	151,816
Waters Corp.†	42	15,953
West Pharmaceutical Services, Inc.	50	13,757
		376,142
Pharmaceuticals: 1.96%
Bristol-Myers Squibb Co.	1,420	76,595
Eli Lilly & Co.	554	595,373
Johnson & Johnson	1,681	347,883
Merck & Co., Inc.	1,732	182,310
Pfizer, Inc.	3,967	98,778
Viatris, Inc.	804	10,010
Zoetis, Inc.	307	38,627
		1,349,576
Industrials: 4.84%
Aerospace & defense: 1.31%
Axon Enterprise, Inc.†	55	31,236
Boeing Co.†	546	118,547
General Dynamics Corp.	177	59,589
General Electric Co.	736	226,710
Howmet Aerospace, Inc.	281	57,611
Huntington Ingalls Industries, Inc.	27	9,182
L3Harris Technologies, Inc.	131	38,458
Lockheed Martin Corp.	142	68,681
Northrop Grumman Corp.	94	53,600
RTX Corp.	936	171,662
Textron, Inc.	123	10,722
TransDigm Group, Inc.	39	51,864
		897,862
Air freight & logistics: 0.18%
CH Robinson Worldwide, Inc.	82	13,182
Expeditors International of Washington, Inc.	94	14,007
FedEx Corp.	151	43,618
United Parcel Service, Inc. Class B	516	51,182
		121,989
Building products: 0.27%
A.O. Smith Corp.	79	5,283
Allegion PLC	60	9,553
Builders FirstSource, Inc.†	77	7,923
The accompanying notes are an integral part of these financial statements.
Allspring VT Index Asset Allocation Fund | 9

Portfolio of investments—December 31, 2025

	Shares	Value
Building products(continued)
Carrier Global Corp.	552	$29,168
Johnson Controls International PLC	426	51,013
Lennox International, Inc.	22	10,683
Masco Corp.	145	9,202
Trane Technologies PLC	155	60,326
		183,151
Commercial services & supplies: 0.27%
Cintas Corp.	238	44,761
Copart, Inc.†	621	24,312
Republic Services, Inc. Class A	140	29,670
Rollins, Inc.	205	12,304
Veralto Corp.	173	17,262
Waste Management, Inc.	259	56,905
		185,214
Construction & engineering: 0.13%
Comfort Systems USA, Inc.	25	23,332
EMCOR Group, Inc.	31	18,966
Quanta Services, Inc.	104	43,894
		86,192
Electrical equipment: 0.50%
AMETEK, Inc.	161	33,055
Eaton Corp. PLC	271	86,316
Emerson Electric Co.	392	52,026
GE Vernova, Inc.	189	123,525
Generac Holdings, Inc.†	41	5,591
Hubbell, Inc. Class B	37	16,432
Rockwell Automation, Inc.	78	30,348
		347,293
Ground transportation: 0.49%
CSX Corp.	1,299	47,089
J.B. Hunt Transport Services, Inc.	52	10,106
Norfolk Southern Corp.	157	45,329
Old Dominion Freight Line, Inc.	128	20,070
Uber Technologies, Inc.†	1,450	118,480
Union Pacific Corp.	414	95,766
		336,840
Industrial conglomerates: 0.21%
3M Co.	371	59,397
Honeywell International, Inc.	443	86,425
		145,822
Machinery: 0.95%
Caterpillar, Inc.	327	187,328
Cummins, Inc.	96	49,003
The accompanying notes are an integral part of these financial statements.
10 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—December 31, 2025

	Shares	Value
Machinery(continued)
Deere & Co.	175	$81,475
Dover Corp.	96	18,743
Fortive Corp.	222	12,257
IDEX Corp.	52	9,253
Illinois Tool Works, Inc.	184	45,319
Ingersoll Rand, Inc.	251	19,884
Nordson Corp.	37	8,896
Otis Worldwide Corp.	272	23,759
PACCAR, Inc.	366	40,081
Parker-Hannifin Corp.	88	77,348
Pentair PLC	114	11,872
Snap-on, Inc.	36	12,406
Stanley Black & Decker, Inc.	108	8,022
Westinghouse Air Brake Technologies Corp.	119	25,400
Xylem, Inc.	170	23,151
		654,197
Passenger airlines: 0.10%
Delta Air Lines, Inc.	453	31,438
Southwest Airlines Co.	361	14,920
United Airlines Holdings, Inc.†	226	25,272
		71,630
Professional services: 0.29%
Automatic Data Processing, Inc.	282	72,539
Broadridge Financial Solutions, Inc.	81	18,077
Dayforce, Inc.†	112	7,746
Equifax, Inc.	85	18,443
Jacobs Solutions, Inc.	83	10,994
Leidos Holdings, Inc.	89	16,055
Paychex, Inc.	226	25,353
Paycom Software, Inc.	34	5,418
Verisk Analytics, Inc. Class A	97	21,698
		196,323
Trading companies & distributors: 0.14%
Fastenal Co.	801	32,144
United Rentals, Inc.	44	35,610
WW Grainger, Inc.	31	31,281
		99,035
Information technology: 20.42%
Communications equipment: 0.52%
Arista Networks, Inc.†	721	94,473
Cisco Systems, Inc.	2,750	211,833
F5, Inc.†	40	10,210
Motorola Solutions, Inc.	116	44,465
		360,981
The accompanying notes are an integral part of these financial statements.
Allspring VT Index Asset Allocation Fund | 11

Portfolio of investments—December 31, 2025

	Shares	Value
Electronic equipment, instruments & components: 0.44%
Amphenol Corp. Class A	854	$115,410
CDW Corp.	91	12,394
Corning, Inc.	544	47,633
Jabil, Inc.	75	17,101
Keysight Technologies, Inc.†	120	24,383
TE Connectivity PLC	205	46,639
Teledyne Technologies, Inc.†	33	16,854
Trimble, Inc.†	166	13,006
Zebra Technologies Corp. Class A†	35	8,499
		301,919
IT services: 0.57%
Accenture PLC Class A	433	116,174
Akamai Technologies, Inc.†	100	8,725
Cognizant Technology Solutions Corp. Class A	337	27,971
EPAM Systems, Inc.†	39	7,990
Gartner, Inc.†	50	12,614
GoDaddy, Inc. Class A†	94	11,664
International Business Machines Corp.	652	193,129
VeriSign, Inc.	58	14,091
		392,358
Semiconductors & semiconductor equipment: 8.42%
Advanced Micro Devices, Inc.†	1,136	243,286
Analog Devices, Inc.	343	93,022
Applied Materials, Inc.	556	142,886
Broadcom, Inc.	3,295	1,140,399
First Solar, Inc.†	75	19,592
Intel Corp.†	3,129	115,460
KLA Corp.	92	111,787
Lam Research Corp.	876	149,954
Microchip Technology, Inc.	377	24,022
Micron Technology, Inc.	783	223,476
Monolithic Power Systems, Inc.	33	29,910
NVIDIA Corp.	16,956	3,162,294
NXP Semiconductors NV	176	38,203
ON Semiconductor Corp.†	281	15,216
Qnity Electronics, Inc.	146	11,921
QUALCOMM, Inc.	747	127,774
Skyworks Solutions, Inc.	104	6,595
Teradyne, Inc.	109	21,098
Texas Instruments, Inc.	634	109,993
		5,786,888
Software: 6.11%
Adobe, Inc.†	292	102,197
AppLovin Corp. Class A†	189	127,352
Autodesk, Inc.†	149	44,105
Cadence Design Systems, Inc.†	190	59,390
The accompanying notes are an integral part of these financial statements.
12 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—December 31, 2025

	Shares	Value
Software(continued)
Crowdstrike Holdings, Inc. Class A†	175	$82,033
Datadog, Inc. Class A†	227	30,870
Fair Isaac Corp.†	17	28,741
Fortinet, Inc.†	441	35,020
Gen Digital, Inc.	392	10,658
Intuit, Inc.	195	129,172
Microsoft Corp.	5,186	2,508,053
Oracle Corp.	1,174	228,824
Palantir Technologies, Inc. Class A†	1,594	283,333
Palo Alto Networks, Inc.†	477	87,863
PTC, Inc.†	84	14,634
Roper Technologies, Inc.	75	33,385
Salesforce, Inc.	664	175,900
ServiceNow, Inc.†	724	110,910
Synopsys, Inc.†	130	61,064
Tyler Technologies, Inc.†	30	13,619
Workday, Inc. Class A†	151	32,432
		4,199,555
Technology hardware, storage & peripherals: 4.36%
Apple, Inc.	10,310	2,802,877
Dell Technologies, Inc. Class C	210	26,435
Hewlett Packard Enterprise Co.	921	22,122
HP, Inc.	652	14,527
NetApp, Inc.	139	14,885
Sandisk Corp.†	97	23,026
Seagate Technology Holdings PLC	152	41,859
Super Micro Computer, Inc.†	350	10,244
Western Digital Corp.	239	41,173
		2,997,148
Materials: 1.09%
Chemicals: 0.57%
Air Products & Chemicals, Inc.	155	38,288
Albemarle Corp.	82	11,598
CF Industries Holdings, Inc.	109	8,430
Corteva, Inc.	471	31,571
Dow, Inc.	496	11,597
DuPont de Nemours, Inc.	292	11,738
Ecolab, Inc.	178	46,729
International Flavors & Fragrances, Inc.	179	12,063
Linde PLC	326	139,003
LyondellBasell Industries NV Class A	180	7,794
Mosaic Co.	221	5,324
PPG Industries, Inc.	157	16,086
Sherwin-Williams Co.	161	52,169
		392,390
The accompanying notes are an integral part of these financial statements.
Allspring VT Index Asset Allocation Fund | 13

Portfolio of investments—December 31, 2025

	Shares	Value
Construction materials: 0.16%
CRH PLC	468	$58,407
Martin Marietta Materials, Inc.	42	26,152
Vulcan Materials Co.	92	26,240
		110,799
Containers & packaging: 0.11%
Amcor PLC	1,611	13,436
Avery Dennison Corp.	54	9,822
Ball Corp.	187	9,905
International Paper Co.	368	14,495
Packaging Corp. of America	62	12,786
Smurfit WestRock PLC	364	14,076
		74,520
Metals & mining: 0.25%
Freeport-McMoRan, Inc.	1,002	50,891
Newmont Corp.	761	75,986
Nucor Corp.	160	26,098
Steel Dynamics, Inc.	96	16,267
		169,242
Real estate: 1.09%
Health care REITs: 0.19%
Alexandria Real Estate Equities, Inc.	109	5,334
Healthpeak Properties, Inc.	485	7,799
Ventas, Inc.	328	25,381
Welltower, Inc.	479	88,907
		127,421
Hotel & resort REITs: 0.01%
Host Hotels & Resorts, Inc.	446	7,908
Industrial REITs: 0.12%
Prologis, Inc.	648	82,724
Office REITs: 0.01%
BXP, Inc.	103	6,950
Real estate management & development: 0.08%
CBRE Group, Inc. Class A†	205	32,962
CoStar Group, Inc.†	296	19,903
		52,865
Residential REITs: 0.12%
AvalonBay Communities, Inc.	99	17,950
Camden Property Trust	74	8,146
Equity Residential	242	15,256
Essex Property Trust, Inc.	45	11,775
Invitation Homes, Inc.	394	10,949
The accompanying notes are an integral part of these financial statements.
14 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—December 31, 2025

	Shares	Value
Residential REITs(continued)
Mid-America Apartment Communities, Inc.	82	$11,390
UDR, Inc.	210	7,703
		83,169
Retail REITs: 0.15%
Federal Realty Investment Trust	55	5,544
Kimco Realty Corp.	473	9,588
Realty Income Corp.	642	36,190
Regency Centers Corp.	115	7,938
Simon Property Group, Inc.	228	42,205
		101,465
Specialized REITs: 0.41%
American Tower Corp.	327	57,411
Crown Castle, Inc.	304	27,016
Digital Realty Trust, Inc.	225	34,810
Equinix, Inc.	69	52,865
Extra Space Storage, Inc.	148	19,273
Iron Mountain, Inc.	206	17,088
Public Storage	110	28,545
SBA Communications Corp. Class A	74	14,314
VICI Properties, Inc. Class A	746	20,977
Weyerhaeuser Co.	503	11,916
		284,215
Utilities: 1.33%
Electric utilities: 0.88%
Alliant Energy Corp.	179	11,637
American Electric Power Co., Inc.	373	43,011
Constellation Energy Corp.	218	77,013
Duke Energy Corp.	543	63,645
Edison International	268	16,085
Entergy Corp.	312	28,838
Evergy, Inc.	161	11,671
Eversource Energy	262	17,640
Exelon Corp.	705	30,731
FirstEnergy Corp.	363	16,252
NextEra Energy, Inc.	1,453	116,647
NRG Energy, Inc.	134	21,338
PG&E Corp.	1,534	24,651
Pinnacle West Capital Corp.	84	7,451
PPL Corp.	516	18,070
Southern Co.	768	66,970
Xcel Energy, Inc.	413	30,504
		602,154
Gas utilities: 0.03%
Atmos Energy Corp.	112	18,775
The accompanying notes are an integral part of these financial statements.
Allspring VT Index Asset Allocation Fund | 15

Portfolio of investments—December 31, 2025

	Shares	Value
Independent power and renewable electricity producers: 0.06%
AES Corp.	497	$7,127
Vistra Corp.	222	35,815
		42,942
Multi-utilities: 0.34%
Ameren Corp.	189	18,874
CenterPoint Energy, Inc.	456	17,483
CMS Energy Corp.	212	14,825
Consolidated Edison, Inc.	252	25,029
Dominion Energy, Inc.	596	34,920
DTE Energy Co.	145	18,702
NiSource, Inc.	333	13,906
Public Service Enterprise Group, Inc.	348	27,944
Sempra	455	40,172
WEC Energy Group, Inc.	227	23,939
		235,794
Water utilities: 0.02%
American Water Works Co., Inc.	136	17,748
Total common stocks (Cost $16,589,772)		40,775,073

	Interest rate	Maturity date	Principal
U.S. Treasury securities: 35.61%
U.S. Treasury Bonds	1.13%	5-15-2040	$1,060,000	672,562
U.S. Treasury Bonds	1.63	11-15-2050	87,000	45,675
U.S. Treasury Bonds	1.88	2-15-2041	664,000	463,866
U.S. Treasury Bonds	1.88	2-15-2051	221,000	123,501
U.S. Treasury Bonds	1.88	11-15-2051	175,000	96,729
U.S. Treasury Bonds	2.00	8-15-2051	129,000	73,898
U.S. Treasury Bonds	2.25	5-15-2041	201,000	147,837
U.S. Treasury Bonds	2.25	8-15-2049	108,000	67,732
U.S. Treasury Bonds	2.25	2-15-2052	615,000	373,132
U.S. Treasury Bonds	2.38	5-15-2051	224,000	141,164
U.S. Treasury Bonds	2.50	5-15-2046	105,000	72,827
U.S. Treasury Bonds	2.75	8-15-2047	101,000	72,160
U.S. Treasury Bonds	2.75	11-15-2047	100,000	71,238
U.S. Treasury Bonds	2.88	8-15-2045	5,000	3,750
U.S. Treasury Bonds	2.88	11-15-2046	154,000	113,719
U.S. Treasury Bonds	3.00	11-15-2044	64,000	49,495
U.S. Treasury Bonds	3.00	11-15-2045	115,000	87,872
U.S. Treasury Bonds	3.00	2-15-2047	106,000	79,802
U.S. Treasury Bonds	3.00	5-15-2047	104,000	78,097
U.S. Treasury Bonds	3.00	2-15-2048	114,000	84,832
U.S. Treasury Bonds	3.00	8-15-2048	121,000	89,592
U.S. Treasury Bonds	3.00	2-15-2049	140,000	103,130
U.S. Treasury Bonds	3.13	11-15-2041	37,000	30,599
U.S. Treasury Bonds	3.13	5-15-2048	123,000	93,418
The accompanying notes are an integral part of these financial statements.
16 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—December 31, 2025

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Bonds	3.38%	5-15-2044	$110,000	$90,784
U.S. Treasury Bonds	3.38	11-15-2048	300,000	237,363
U.S. Treasury Bonds	3.50	2-15-2039	29,000	26,424
U.S. Treasury Bonds	3.75	8-15-2041	36,000	32,445
U.S. Treasury Bonds	3.88	8-15-2040	37,000	34,267
U.S. Treasury Bonds	4.25	5-15-2039	31,000	30,368
U.S. Treasury Bonds	4.25	11-15-2040	40,000	38,594
U.S. Treasury Bonds	4.25	2-15-2054	200,000	180,812
U.S. Treasury Bonds	4.38	2-15-2038	33,000	33,293
U.S. Treasury Bonds	4.38	11-15-2039	275,000	271,294
U.S. Treasury Bonds	4.38	5-15-2040	35,000	34,405
U.S. Treasury Bonds	4.38	5-15-2041	123,000	119,848
U.S. Treasury Bonds	4.50	2-15-2036	26,000	26,835
U.S. Treasury Bonds	4.50	5-15-2038	21,000	21,395
U.S. Treasury Bonds	4.50	8-15-2039	33,000	33,057
U.S. Treasury Bonds	4.50	11-15-2054	200,000	188,641
U.S. Treasury Bonds	4.63	2-15-2040	138,000	139,499
U.S. Treasury Bonds	4.63	11-15-2045	390,000	381,103
U.S. Treasury Bonds	4.63	2-15-2055	120,000	115,589
U.S. Treasury Bonds	4.75	2-15-2037	103,000	107,884
U.S. Treasury Bonds	4.75	2-15-2041	44,000	44,780
U.S. Treasury Bonds	4.75	11-15-2053	290,000	284,687
U.S. Treasury Bonds	4.75	5-15-2055	90,000	88,439
U.S. Treasury Bonds	5.00	5-15-2037	102,000	109,164
U.S. Treasury Bonds	5.25	11-15-2028	45,000	47,088
U.S. Treasury Bonds	5.25	2-15-2029	273,000	287,119
U.S. Treasury Bonds	5.38	2-15-2031	31,000	33,329
U.S. Treasury Bonds	5.50	8-15-2028	35,000	36,728
U.S. Treasury Bonds	6.13	11-15-2027	49,000	51,320
U.S. Treasury Bonds	6.13	8-15-2029	85,000	92,188
U.S. Treasury Bonds	6.25	5-15-2030	871,000	960,312
U.S. Treasury Bonds	6.38	8-15-2027	1,131,000	1,182,160
U.S. Treasury Bonds	6.50	11-15-2026	28,000	28,713
U.S. Treasury Bonds	6.63	2-15-2027	108,000	111,877
U.S. Treasury Notes	0.38	7-31-2027	500,000	476,289
U.S. Treasury Notes	0.38	9-30-2027	155,000	146,917
U.S. Treasury Notes	0.50	5-31-2027	291,000	279,121
U.S. Treasury Notes	0.50	8-31-2027	142,000	135,211
U.S. Treasury Notes	0.50	10-31-2027	1,243,000	1,177,791
U.S. Treasury Notes	0.63	3-31-2027	81,000	78,200
U.S. Treasury Notes	0.63	11-30-2027	574,000	543,955
U.S. Treasury Notes	0.63	5-15-2030	1,353,000	1,187,310
U.S. Treasury Notes	0.63	8-15-2030	1,052,000	915,404
U.S. Treasury Notes	0.88	11-15-2030	132,000	115,392
U.S. Treasury Notes	1.00	7-31-2028	315,000	295,559
U.S. Treasury Notes	1.13	2-28-2027	127,000	123,577
U.S. Treasury Notes	1.25	4-30-2028	25,000	23,750
U.S. Treasury Notes	1.25	9-30-2028	785,000	738,421
The accompanying notes are an integral part of these financial statements.
Allspring VT Index Asset Allocation Fund | 17

Portfolio of investments—December 31, 2025

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Notes	1.25%	8-15-2031	$1,051,000	$915,643
U.S. Treasury Notes	1.38	10-31-2028	1,245,000	1,172,926
U.S. Treasury Notes	1.38	11-15-2031	940,000	818,791
U.S. Treasury Notes	1.50	1-31-2027	98,000	95,906
U.S. Treasury Notes	1.50	11-30-2028	380,000	358,655
U.S. Treasury Notes	1.50	2-15-2030	209,000	191,970
U.S. Treasury Notes	1.63	11-30-2026	97,000	95,340
U.S. Treasury Notes	1.75	12-31-2026	99,000	97,301
U.S. Treasury Notes	2.00	11-15-2026	170,000	167,754
U.S. Treasury Notes	2.25	2-15-2027	196,000	193,290
U.S. Treasury Notes	2.25	8-15-2027	81,000	79,424
U.S. Treasury Notes	2.25	11-15-2027	99,000	96,803
U.S. Treasury Notes	2.38	5-15-2027	164,000	161,527
U.S. Treasury Notes	2.38	3-31-2029	200,000	192,687
U.S. Treasury Notes	2.38	5-15-2029	90,000	86,534
U.S. Treasury Notes	2.63	2-15-2029	181,000	175,994
U.S. Treasury Notes	2.75	2-15-2028	189,000	186,150
U.S. Treasury Notes	2.75	8-15-2032	680,000	633,861
U.S. Treasury Notes	2.88	5-15-2028	178,000	175,462
U.S. Treasury Notes	2.88	8-15-2028	190,000	186,950
U.S. Treasury Notes	3.13	11-15-2028	226,000	223,475
U.S. Treasury Notes	3.50	9-30-2027	690,000	690,135
U.S. Treasury Notes	3.50	2-15-2033	115,000	111,761
U.S. Treasury Notes	3.88	8-15-2033	460,000	456,173
U.S. Treasury Notes	4.13	11-15-2032	110,000	111,259
U.S. Treasury Notes	4.38	5-15-2034	300,000	306,574
U.S. Treasury Notes	4.50	11-15-2033	200,000	206,508
U.S. Treasury Notes	4.63	11-15-2026	1,220,000	1,230,901
U.S. Treasury Notes	4.63	2-15-2035	80,000	83,041
Total U.S. Treasury securities (Cost $25,576,379)				24,478,123

		Yield	Shares
Short-term investments: 2.73%
Investment companies: 2.73%
Allspring Government Money Market Fund Select Class♠∞		3.71	1,876,704	1,876,704
Total short-term investments (Cost $1,876,704)				1,876,704
Total investments in securities (Cost $44,042,855)	97.66%			67,129,900
Other assets and liabilities, net	2.34			1,610,825
Total net assets	100.00%			$68,740,725

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.
18 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—December 31, 2025

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,711,390	$13,872,776	$(13,707,462)	$0	$0	$1,876,704	1,876,704	$95,856
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	25	3-20-2026	$2,816,940	$2,810,938	$0	$(6,002)
E-Mini S&P 500 Index	24	3-20-2026	8,266,489	8,271,000	4,511	0
Micro E-Mini S&P 500	14	3-20-2026	482,412	482,475	63	0
					$4,574	$(6,002)
The accompanying notes are an integral part of these financial statements.
Allspring VT Index Asset Allocation Fund | 19

Statement of assets and liabilities—December 31, 2025
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $42,166,151)	$65,253,196
Investments in affiliated securities, at value (cost $1,876,704)	1,876,704
Cash	150
Cash at broker segregated for futures contracts	684,531
Receivable for investments sold	923,794
Receivable for dividends and interest	197,520
Prepaid expenses and other assets	14,968
Total assets	68,950,863
Liabilities
Payable for Fund shares redeemed	82,614
Payable for daily variation margin on open futures contracts	68,301
Management fee payable	26,152
Distribution fee payable	14,906
Professional fees payable	12,448
Administration fee payable	4,872
Trustees’ fees and expenses payable	278
Accrued expenses and other liabilities	567
Total liabilities	210,138
Total net assets	$68,740,725
Net assets consist of
Paid-in capital	$41,346,611
Total distributable earnings	27,394,114
Total net assets	$68,740,725
Computation of net asset value per share
Net assets - Class 2	$68,740,725
Shares outstanding - Class 2[1]	3,436,983
Net asset value per share - Class 2	$20.00
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
20 | Allspring VT Index Asset Allocation Fund

Statement of operations—year ended December 31, 2025
Statement of operations
Investment income
Interest	$883,356
Dividends (net of foreign withholdings taxes of $118)	521,349
Income from affiliated securities	95,856
Total investment income	1,500,561
Expenses
Management fee	408,698
Administration fee - Class 2	54,493
Distribution fee - Class 2	166,264
Custody and accounting fees	24,036
Professional fees	44,437
Registration fees	60
Shareholder report expenses	14,055
Trustees’ fees and expenses	6,278
Other fees and expenses	37,370
Total expenses	755,691
Less: Fee waivers and/or expense reimbursements
Fund-level	(74,528)
Net expenses	681,163
Net investment income	819,398
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	5,954,212
Futures contracts	(580,837)
Net realized gains on investments	5,373,375
Net change in unrealized gains (losses) on
Unaffiliated securities	910,117
Futures contracts	254,956
Net change in unrealized gains (losses) on investments	1,165,073
Net realized and unrealized gains (losses) on investments	6,538,448
Net increase in net assets resulting from operations	$7,357,846
The accompanying notes are an integral part of these financial statements.
Allspring VT Index Asset Allocation Fund | 21

Statement of changes in net assets
Statement of changes in net assets
	Year ended December 31, 2025		Year ended December 31, 2024
Operations
Net investment income		$819,398		$826,509
Net realized gains on investments		5,373,375		6,564,516
Net change in unrealized gains (losses) on investments		1,165,073		2,208,839
Net increase in net assets resulting from operations		7,357,846		9,599,864
Distributions to shareholders from
Net investment income and net realized gains - Class 2		(6,637,435)		(5,323,760)
Capital share transactions	Shares		Shares
Proceeds from shares sold - Class 2	51,853	1,017,050	64,130	1,247,657
Reinvestment of distributions - Class 2	351,023	6,637,435	275,558	5,323,760
Payment for shares redeemed - Class 2	(484,687)	(9,502,972)	(388,658)	(7,620,810)
Net decrease in net assets resulting from capital share transactions		(1,848,487)		(1,049,393)
Total increase (decrease) in net assets		(1,128,076)		3,226,711
Net assets
Beginning of period		69,868,801		66,642,090
End of period		$68,740,725		$69,868,801
The accompanying notes are an integral part of these financial statements.
22 | Allspring VT Index Asset Allocation Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended December 31
Class 2	2025	2024	2023	2022	2021
Net asset value, beginning of period	$19.86	$18.68	$16.66	$22.91	$21.88
Net investment income	0.24 [1]	0.23 [1]	0.19 [1]	0.14	0.10
Net realized and unrealized gains (losses) on investments	1.90	2.49	2.55	(3.95)	3.25
Total from investment operations	2.14	2.72	2.74	(3.81)	3.35
Distributions to shareholders from
Net investment income	(0.25)	(0.26)	(0.17)	(0.12)	(0.13)
Net realized gains	(1.75)	(1.28)	(0.55)	(2.32)	(2.19)
Total distributions to shareholders	(2.00)	(1.54)	(0.72)	(2.44)	(2.32)
Net asset value, end of period	$20.00	$19.86	$18.68	$16.66	$22.91
Total return[2]	11.48%	14.87%	16.70%	(17.02)%	16.00%
Ratios to average net assets (annualized)
Gross expenses	1.11%	1.12%	1.14%	1.15%	1.13%
Net expenses	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income	1.20%	1.19%	1.09%	0.72%	0.46%
Supplemental data
Portfolio turnover rate	14%	14%	13%	9%	7%
Net assets, end of period (000s omitted)	$68,741	$69,869	$66,642	$62,528	$83,069

[1]	Calculated based upon average shares outstanding
[2]
Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns do not reflect fees and expenses charged pursuant to the terms of variable life insurance policies and variable annuity contracts.

The accompanying notes are an integral part of these financial statements.
Allspring VT Index Asset Allocation Fund | 23

Notes to financial statements
Notes to financial statements
1.ORGANIZATION
Allspring Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring VT Index Asset Allocation Fund ( the “Fund”) which is a diversified series of the Trust. The Trust offers shares of the Fund to separate accounts of various life insurance companies as funding vehicles for certain variable annuity contracts and variable life insurance policies.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values and is subject to interest rate risk and equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has
24 | Allspring VT Index Asset Allocation Fund

Notes to financial statements
been determined to be doubtful based on consistently applied procedures and the fair value has decreased.  If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income quarterly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2025, the aggregate cost of all investments for federal income tax purposes was $45,671,177 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$23,631,971
Gross unrealized losses	(2,174,676)
Net unrealized gains	$21,457,295
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring VT Index Asset Allocation Fund | 25

Notes to financial statements
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$4,313,659	$0	$0	$4,313,659
Consumer discretionary	4,243,223	0	0	4,243,223
Consumer staples	1,921,652	0	0	1,921,652
Energy	1,147,107	0	0	1,147,107
Financials	5,464,361	0	0	5,464,361
Health care	3,909,593	0	0	3,909,593
Industrials	3,325,548	0	0	3,325,548
Information technology	14,038,849	0	0	14,038,849
Materials	746,951	0	0	746,951
Real estate	746,717	0	0	746,717
Utilities	917,413	0	0	917,413
U.S. Treasury securities	24,478,123	0	0	24,478,123
Short-term investments
Investment companies	1,876,704	0	0	1,876,704
	67,129,900	0	0	67,129,900
Futures contracts	4,574	0	0	4,574
Total assets	$67,134,474	$0	$0	$67,134,474
Liabilities
Futures contracts	$6,002	$0	$0	$6,002
Total liabilities	$6,002	$0	$0	$6,002
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. For futures contracts, the current day’s variation margin is reported on the Statement of assets and liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At December 31, 2025, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.600%
Next $500 million	0.550
Next $2 billion	0.500
Next $2 billion	0.475
Next $5 billion	0.440
Over $10 billion	0.430
For the year ended December 31, 2025, the management fee was equivalent to an annual rate of 0.60% of the Fund’s average daily net assets.
26 | Allspring VT Index Asset Allocation Fund

Notes to financial statements
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fee
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee of 0.08% which is calculated based on the average daily net assets of Class 2 shares and generally paid monthly.
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed through April 30, 2026 to waive fees and/or reimburse management and administration fees to the extent necessary to cap the Fund’s expenses at 1.00% for Class 2 shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
Distribution fee
The Trust has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class 2 shares and paid to Allspring Funds Distributor, LLC, the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.25% of the average daily net assets of Class 2 shares. Such fees are generally paid on a monthly basis.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended December 31, 2025.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2025 were as follows:
Purchases at cost		Sales Proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$6,962,338	$2,036,868	$9,142,807	$9,103,330
6.DERIVATIVE TRANSACTIONS
During the year ended December 31, 2025, the Fund entered into futures contracts to manage market exposure to certain asset classes consistent with an active asset allocation strategy. The Fund had an average notional amount of $7,947,595 in long futures contracts and $931,234 in short futures contracts during the year ended December 31, 2025.
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of December 31, 2025 by primary risk type on the Statement of assets and liabilities was as follows for the Fund:
	Interest rate risk	Equity risk	Total
Asset derivatives
Futures contracts	$0	$4,574 *	$4,574
Liability derivatives
Futures contracts	$6,002 *	$0	$6,002

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of investments. For futures contracts, only the current day’s variation margin as of December 31, 2025 is reported separately on the Statement of assets and liabilities.

The effect of derivative instruments on the Statement of operations for the year ended December 31, 2025 was as follows:
Allspring VT Index Asset Allocation Fund | 27

Notes to financial statements
	Interest rate risk	Equity risk	TOTAL
Net realized gains (losses) on derivatives
Futures contracts	$(444,612)	$(136,225)	$(580,837)
Net change in unrealized gains (losses) on derivatives
Futures contracts	$67,928	$187,028	$254,956
7.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended December 31, 2025, there were no borrowings by the Fund under the agreement.
8.DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended December 31
	2025	2024
Ordinary income	$1,094,460	$964,490
Long-term capital gain	5,542,975	4,359,270
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Undistributed long-term gain	Unrealized gains
$141,671	$5,795,153	$21,457,295
9.CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
10.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
11.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
28 | Allspring VT Index Asset Allocation Fund

Notes to financial statements
12.NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU includes amendments to enhance annual income tax disclosures required for public entities, including the requirement to disclose income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no material impact of the ASU on the Fund’s financial statements.
Allspring VT Index Asset Allocation Fund | 29

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Variable Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring VT Index Asset Allocation Fund (the Fund), one of the funds constituting Allspring Variable Trust, including the portfolio of investments, as of December 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, transfer agent and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
February 25, 2026
30 | Allspring VT Index Asset Allocation Fund

Other information (unaudited)
Other information
Tax information
For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, 46% of ordinary income dividends qualify for the corporate dividends-received deduction for the fiscal year ended December 31, 2025.
Pursuant to Section 852 of the Internal Revenue Code, $5,542,975 was designated as a 20% rate gain distribution for the fiscal year ended
December 31, 2025.
For corporate shareholders, pursuant to Section 163(j) of the Internal Revenue Code, 54% of ordinary income dividends qualify as interest dividends for the fiscal year ended December 31, 2025.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring VT Index Asset Allocation Fund | 31

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

32 | Allspring VT Index Asset Allocation Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors:  1-800-260-5969
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR0360 12-25

Allspring VT Opportunity Fund
Long Form Financial Statements
Annual Report
December 31, 2025

Allspring VT Opportunity Fund | 1

Portfolio of investments—December 31, 2025
Portfolio of investments

	Shares	Value
Common stocks: 99.94%
Communication services: 10.66%
Interactive media & services: 10.66%
Alphabet, Inc. Class C	30,950	$9,712,110
Meta Platforms, Inc. Class A	10,624	7,012,796
		16,724,906
Consumer discretionary: 12.73%
Broadline retail: 6.56%
Amazon.com, Inc.†	44,573	10,288,340
Hotels, restaurants & leisure: 2.13%
DraftKings, Inc. Class A†	42,801	1,474,923
Starbucks Corp.	22,182	1,867,946
		3,342,869
Specialty retail: 4.04%
Burlington Stores, Inc.†	6,934	2,002,886
Home Depot, Inc.	7,862	2,705,314
Ulta Beauty, Inc.†	2,698	1,632,317
		6,340,517
Consumer staples: 0.99%
Household products: 0.99%
Church & Dwight Co., Inc.	18,559	1,556,172
Financials: 13.27%
Banks: 1.03%
Citigroup, Inc.	7,196	839,701
Wells Fargo & Co.	8,378	780,830
		1,620,531
Capital markets: 5.58%
Charles Schwab Corp.	36,967	3,693,373
Intercontinental Exchange, Inc.	16,877	2,733,399
S&P Global, Inc.	4,440	2,320,300
		8,747,072
Consumer finance: 1.34%
Capital One Financial Corp.	8,640	2,093,990
Financial services: 3.06%
Mastercard, Inc. Class A	8,419	4,806,239
Insurance: 2.26%
Marsh & McLennan Cos., Inc.	8,042	1,491,952
Unum Group	26,503	2,053,982
		3,545,934
The accompanying notes are an integral part of these financial statements.
2 | Allspring VT Opportunity Fund

Portfolio of investments—December 31, 2025

	Shares	Value
Health care: 7.89%
Biotechnology: 0.65%
Gilead Sciences, Inc.	5,133	$630,024
Incyte Corp.†	4,002	395,278
		1,025,302
Health care equipment & supplies: 1.16%
Medtronic PLC	18,932	1,818,608
Health care providers & services: 1.60%
McKesson Corp.	1,146	940,052
UnitedHealth Group, Inc.	4,756	1,570,003
		2,510,055
Life sciences tools & services: 3.88%
Agilent Technologies, Inc.	14,429	1,963,354
Bio-Rad Laboratories, Inc. Class A†	5,478	1,659,779
Thermo Fisher Scientific, Inc.	4,239	2,456,289
		6,079,422
Pharmaceuticals: 0.60%
Eli Lilly & Co.	882	947,868
Industrials: 13.59%
Aerospace & defense: 4.51%
BWX Technologies, Inc.	10,294	1,779,215
HEICO Corp. Class A	10,016	2,528,339
Melrose Industries PLC	348,566	2,764,596
		7,072,150
Building products: 2.45%
Carlisle Cos., Inc.	7,328	2,343,934
Trane Technologies PLC	3,848	1,497,642
		3,841,576
Commercial services & supplies: 1.46%
Republic Services, Inc. Class A	10,793	2,287,361
Electrical equipment: 2.49%
Regal Rexnord Corp.	21,925	3,076,516
Vertiv Holdings Co. Class A	5,135	831,921
		3,908,437
Professional services: 0.95%
TransUnion	17,455	1,496,766
Trading companies & distributors: 1.73%
QXO, Inc.†	141,212	2,723,979
The accompanying notes are an integral part of these financial statements.
Allspring VT Opportunity Fund | 3

Portfolio of investments—December 31, 2025

	Shares	Value
Information technology: 30.71%
Electronic equipment, instruments & components: 3.33%
Amphenol Corp. Class A	17,775	$2,402,113
Teledyne Technologies, Inc.†	5,516	2,817,187
		5,219,300
IT services: 0.15%
MongoDB, Inc. Class A†	557	233,767
Semiconductors & semiconductor equipment: 10.70%
Broadcom, Inc.	4,090	1,415,549
Marvell Technology, Inc.	44,038	3,742,349
NVIDIA Corp.	33,373	6,224,064
ON Semiconductor Corp.†	37,479	2,029,488
Texas Instruments, Inc.	19,495	3,382,188
		16,793,638
Software: 11.60%
AppLovin Corp. Class A†	339	228,425
Dynatrace, Inc.†	42,376	1,836,576
Microsoft Corp.	20,936	10,125,068
Salesforce, Inc.	12,578	3,332,038
ServiceNow, Inc.†	4,323	662,241
Workday, Inc. Class A†	9,408	2,020,650
		18,204,998
Technology hardware, storage & peripherals: 4.93%
Apple, Inc.	28,436	7,730,611
Materials: 4.84%
Chemicals: 3.13%
Ashland, Inc.	19,557	1,147,409
Sherwin-Williams Co.	6,275	2,033,289
Westlake Corp.	23,365	1,727,608
		4,908,306
Containers & packaging: 1.31%
International Paper Co.	52,210	2,056,552
Metals & mining: 0.40%
Newmont Corp.	6,257	624,761
Real estate: 4.17%
Industrial REITs: 1.52%
Prologis, Inc.	18,615	2,376,391
Real estate management & development: 0.56%
CoStar Group, Inc.†	13,103	881,046
Residential REITs: 1.05%
Sun Communities, Inc.	13,306	1,648,746
The accompanying notes are an integral part of these financial statements.
4 | Allspring VT Opportunity Fund

Portfolio of investments—December 31, 2025

	Shares	Value
Specialized REITs: 1.04%
American Tower Corp.	9,302	$1,633,152
Utilities: 1.09%
Electric utilities: 1.09%
Xcel Energy, Inc.	23,209	1,714,217
Total common stocks (Cost $110,529,208)		156,803,579

		Yield
Short-term investments: 0.05%
Investment companies: 0.05%
Allspring Government Money Market Fund Select Class♠∞		3.71%	82,668	82,668
Total short-term investments (Cost $82,668)				82,668
Total investments in securities (Cost $110,611,876)	99.99%			156,886,247
Other assets and liabilities, net	0.01			15,578
Total net assets	100.00%			$156,901,825

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$3,098,907	$24,672,347	$(27,688,586)	$0	$0	$82,668	82,668	$91,429
The accompanying notes are an integral part of these financial statements.
Allspring VT Opportunity Fund | 5

Statement of assets and liabilities—December 31, 2025
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $110,529,208)	$156,803,579
Investments in affiliated securities, at value (cost $82,668)	82,668
Cash	3,674
Receivable for dividends	113,406
Receivable for Fund shares sold	106,798
Prepaid expenses and other assets	4,086
Total assets	157,114,211
Liabilities
Payable for Fund shares redeemed	81,053
Management fee payable	70,911
Distribution fee payable	32,056
Professional fees payable	12,098
Administration fees payable	11,070
Trustees’ fees and expenses payable	38
Accrued expenses and other liabilities	5,160
Total liabilities	212,386
Total net assets	$156,901,825
Net assets consist of
Paid-in capital	$86,127,850
Total distributable earnings	70,773,975
Total net assets	$156,901,825
Computation of net asset value per share
Net assets–Class 1	$11,320,382
Shares outstanding–Class 1[1]	441,051
Net asset value per share–Class 1	$25.67
Net assets–Class 2	$145,581,443
Shares outstanding–Class 2[1]	5,664,477
Net asset value per share–Class 2	$25.70
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
6 | Allspring VT Opportunity Fund

Statement of operations—year ended December 31, 2025
Statement of operations
Investment income
Dividends	$1,688,772
Income from affiliated securities	91,429
Interest	117
Total investment income	1,780,318
Expenses
Management fee	1,220,073
Administration fees
Class 1	20,243
Class 2	119,194
Distribution fee
Class 2	371,996
Custody and accounting fees	8,445
Professional fees	43,408
Registration fees	60
Shareholder report expenses	32,277
Trustees’ fees and expenses	7,129
Other fees and expenses	3,058
Total expenses	1,825,883
Less: Fee waivers and/or expense reimbursements
Fund-level	(146,180)
Net expenses	1,679,703
Net investment income	100,615
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	24,566,791
Foreign currency and foreign currency translations	931
Net realized gains on investments	24,567,722
Net change in unrealized gains (losses) on
Unaffiliated securities	(13,630,916)
Foreign currency and foreign currency translations	1,253
Net change in unrealized gains (losses) on investments	(13,629,663)
Net realized and unrealized gains (losses) on investments	10,938,059
Net increase in net assets resulting from operations	$11,038,674
The accompanying notes are an integral part of these financial statements.
Allspring VT Opportunity Fund | 7

Statement of changes in net assets
Statement of changes in net assets
	Year ended December 31, 2025		Year ended December 31, 2024
Operations
Net investment income		$100,615		$204,389
Net realized gains on investments		24,567,722		18,535,352
Net change in unrealized gains (losses) on investments		(13,629,663)		7,229,884
Net increase in net assets resulting from operations		11,038,674		25,969,625
Distributions to shareholders from
Net investment income and net realized gains
Class 1		(2,912,518)		(2,945,041)
Class 2		(15,852,008)		(15,714,609)
Total distributions to shareholders		(18,764,526)		(18,659,650)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class 1	18,816	449,565	19,646	531,403
Class 2	98,481	2,512,754	107,408	2,870,948
		2,962,319		3,402,351
Reinvestment of distributions
Class 1	117,535	2,912,518	117,473	2,945,041
Class 2	637,908	15,852,008	625,333	15,714,609
		18,764,526		18,659,650
Payment for shares redeemed
Class 1	(774,382)	(19,497,099)	(162,786)	(4,405,706)
Class 2	(895,239)	(22,953,544)	(788,977)	(21,103,720)
		(42,450,643)		(25,509,426)
Net decrease in net assets resulting from capital share transactions		(20,723,798)		(3,447,425)
Total increase (decrease) in net assets		(28,449,650)		3,862,550
Net assets
Beginning of period		185,351,475		181,488,925
End of period		$156,901,825		$185,351,475
The accompanying notes are an integral part of these financial statements.
8 | Allspring VT Opportunity Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended December 31
Class 1	2025	2024	2023	2022	2021
Net asset value, beginning of period	$26.83	$25.96	$22.24	$34.96	$29.48
Net investment income (loss)	0.07 [1]	0.09 [1]	0.08 [1]	0.03	(0.01)
Net realized and unrealized gains (losses) on investments	1.70	3.69	5.77	(7.06)	7.25
Total from investment operations	1.77	3.78	5.85	(7.03)	7.24
Distributions to shareholders from
Net investment income	(0.08)	(0.08)	0.00	0.00	(0.08)
Net realized gains	(2.85)	(2.83)	(2.13)	(5.69)	(1.68)
Total distributions to shareholders	(2.93)	(2.91)	(2.13)	(5.69)	(1.76)
Net asset value, end of period	$25.67	$26.83	$25.96	$22.24	$34.96
Total return[2]	7.00%	15.35%	26.83%	(20.61)%	25.06%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.83%	0.84%	0.87%	0.84%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income (loss)	0.27%	0.32%	0.33%	0.11%	(0.02)%
Supplemental data
Portfolio turnover rate	30%	15%	24%	26%	27%
Net assets, end of period (000s omitted)	$11,320	$28,946	$28,679	$25,149	$34,376

[1]	Calculated based upon average shares outstanding
[2]
Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns do not reflect fees and expenses charged pursuant to the terms of variable life insurance policies and variable annuity contracts.

The accompanying notes are an integral part of these financial statements.
Allspring VT Opportunity Fund | 9

Financial highlights

(For a share outstanding throughout each period)

	Year ended December 31
Class 2	2025	2024	2023	2022	2021
Net asset value, beginning of period	$26.86	$25.99	$22.32	$35.14	$29.63
Net investment income (loss)	0.01 [1]	0.02 [1]	0.02 [1]	(0.03)	(0.09)
Net realized and unrealized gains (losses) on investments	1.69	3.69	5.78	(7.10)	7.29
Total from investment operations	1.70	3.71	5.80	(7.13)	7.20
Distributions to shareholders from
Net investment income	(0.01)	(0.01)	0.00	0.00	(0.01)
Net realized gains	(2.85)	(2.83)	(2.13)	(5.69)	(1.68)
Total distributions to shareholders	(2.86)	(2.84)	(2.13)	(5.69)	(1.69)
Net asset value, end of period	$25.70	$26.86	$25.99	$22.32	$35.14
Total return[2]	6.71%	15.05%	26.50%	(20.81)%	24.78%
Ratios to average net assets (annualized)
Gross expenses	1.08%	1.08%	1.09%	1.12%	1.10%
Net expenses	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	0.02%	0.07%	0.08%	(0.14)%	(0.27)%
Supplemental data
Portfolio turnover rate	30%	15%	24%	26%	27%
Net assets, end of period (000s omitted)	$145,581	$156,405	$152,810	$134,271	$186,745

[1]	Calculated based upon average shares outstanding
[2]
Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns do not reflect fees and expenses charged pursuant to the terms of variable life insurance policies and variable annuity contracts.

The accompanying notes are an integral part of these financial statements.
10 | Allspring VT Opportunity Fund

Notes to financial statements
Notes to financial statements
1.ORGANIZATION
Allspring Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring VT Opportunity Fund ( the “Fund”) which is a diversified series of the Trust. The Trust offers shares of the Fund to separate accounts of various life insurance companies as funding vehicles for certain variable annuity contracts and variable life insurance policies.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On December 31, 2025, such fair value pricing was not used in pricing foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Allspring VT Opportunity Fund | 11

Notes to financial statements
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2025, the aggregate cost of all investments for federal income tax purposes was $111,115,851 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$50,174,912
Gross unrealized losses	(4,404,516)
Net unrealized gains	$45,770,396
Class allocations
The separate classes of shares offered by the Fund differ principally in distribution fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
12 | Allspring VT Opportunity Fund

Notes to financial statements
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$16,724,906	$0	$0	$16,724,906
Consumer discretionary	19,971,726	0	0	19,971,726
Consumer staples	1,556,172	0	0	1,556,172
Financials	20,813,766	0	0	20,813,766
Health care	12,381,255	0	0	12,381,255
Industrials	21,330,269	0	0	21,330,269
Information technology	48,182,314	0	0	48,182,314
Materials	7,589,619	0	0	7,589,619
Real estate	6,539,335	0	0	6,539,335
Utilities	1,714,217	0	0	1,714,217
Short-term investments
Investment companies	82,668	0	0	82,668
Total assets	$156,886,247	$0	$0	$156,886,247
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At December 31, 2025, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.700%
Next $500 million	0.675
Next $1 billion	0.650
Next $2 billion	0.625
Next $1 billion	0.600
Next $5 billion	0.590
Over $10 billion	0.580
For the year ended December 31, 2025, the management fee was equivalent to an annual rate of 0.70% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee of 0.08% which is calculated based on the average daily net assets of each class and generally paid monthly.
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will
Allspring VT Opportunity Fund | 13

Notes to financial statements
waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through April 30, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of December 31, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class 1	0.75%
Class 2	1.00
Distribution fee
The Trust has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class 2 shares and paid to Allspring Funds Distributor, LLC, the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.25% of the average daily net assets of Class 2 shares. Such fees are generally paid on a monthly basis.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended December 31, 2025.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended December 31, 2025 were $51,231,576 and $87,609,252, respectively.
6.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended December 31, 2025, there were no borrowings by the Fund under the agreement.
7.DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended December 31
	2025	2024
Ordinary income	$1,310,977	$352,716
Long-term capital gain	17,453,549	18,306,934
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Undistributed long-term gain	Unrealized gains
$2,089,987	$22,915,893	$45,771,120
8.CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
9.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts
14 | Allspring VT Opportunity Fund

Notes to financial statements
indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
11.NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU includes amendments to enhance annual income tax disclosures required for public entities, including the requirement to disclose income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no impact of the ASU on the Fund’s financial statements.
Allspring VT Opportunity Fund | 15

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Variable Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring VT Opportunity Fund (the Fund), one of the funds constituting Allspring Variable Trust, including the portfolio of investments, as of December 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
February 25, 2026
16 | Allspring VT Opportunity Fund

Other information (unaudited)
Other information
Tax information
For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, 99% of ordinary income dividends qualify for the corporate dividends-received deduction for the fiscal year ended December 31, 2025.
Pursuant to Section 852 of the Internal Revenue Code, $17,453,549 was designated as a 20% rate gain distribution for the fiscal year ended
December 31, 2025.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring VT Opportunity Fund | 17

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

18 | Allspring VT Opportunity Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors:  1-800-260-5969
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-260-5969 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR3020 12-25

Allspring VT Small Cap Growth Fund
Long Form Financial Statements
Annual Report
December 31, 2025

Allspring VT Small Cap Growth Fund | 1

Portfolio of investments—December 31, 2025
Portfolio of investments

	Shares	Value
Common stocks: 98.93%
Communication services: 1.41%
Entertainment: 1.41%
Liberty Live Holdings, Inc. Class C†	47,742	$3,970,225
Consumer discretionary: 7.18%
Diversified consumer services: 1.02%
Adtalem Global Education, Inc.†	27,732	2,869,430
Hotels, restaurants & leisure: 4.83%
Dutch Bros, Inc. Class A†	88,529	5,419,745
First Watch Restaurant Group, Inc.†	152,158	2,294,543
Genius Sports Ltd.†	305,983	3,371,933
Wingstop, Inc.	10,515	2,507,722
		13,593,943
Household durables: 1.33%
Taylor Morrison Home Corp. Class A†	63,465	3,736,185
Energy: 0.23%
Oil, gas & consumable fuels: 0.23%
Centrus Energy Corp. Class A†	2,736	664,191
Financials: 4.68%
Capital markets: 2.59%
Hamilton Lane, Inc. Class A	19,874	2,669,277
Miami International Holdings, Inc.†	103,946	4,613,123
		7,282,400
Financial services: 0.78%
Shift4 Payments, Inc. Class A†	34,713	2,185,878
Insurance: 1.31%
Skyward Specialty Insurance Group, Inc.†	72,318	3,696,173
Health care: 29.12%
Biotechnology: 4.49%
ADMA Biologics, Inc.†	199,405	3,637,147
Ascendis Pharma AS ADR†	19,462	4,150,077
Bridgebio Pharma, Inc.†	30,407	2,325,832
Vericel Corp.†	70,120	2,525,021
		12,638,077
Health care equipment & supplies: 6.24%
Glaukos Corp.†	40,812	4,608,083
iRhythm Technologies, Inc.†	45,131	8,008,045
Penumbra, Inc.†	15,908	4,945,956
		17,562,084
Health care providers & services: 13.09%
Alignment Healthcare, Inc.†	271,323	5,358,629
The accompanying notes are an integral part of these financial statements.
2 | Allspring VT Small Cap Growth Fund

Portfolio of investments—December 31, 2025

	Shares	Value
Health care providers & services(continued)
BrightSpring Health Services, Inc.†	98,679	$3,695,529
Castle Biosciences, Inc.†	71,143	2,767,463
Ensign Group, Inc.	39,109	6,812,788
Guardant Health, Inc.†	46,681	4,767,997
HealthEquity, Inc.†	65,699	6,018,685
RadNet, Inc.†	103,740	7,401,849
		36,822,940
Life sciences tools & services: 1.60%
Repligen Corp.†	27,536	4,512,049
Pharmaceuticals: 3.70%
Corcept Therapeutics, Inc.†	36,088	1,255,862
Ligand Pharmaceuticals, Inc.†	23,249	4,395,688
Tarsus Pharmaceuticals, Inc.†	58,269	4,771,066
		10,422,616
Industrials: 34.29%
Aerospace & defense: 7.80%
AAR Corp.†	48,344	4,002,400
ATI, Inc.†	34,861	4,000,648
Carpenter Technology Corp.	18,852	5,935,364
Kratos Defense & Security Solutions, Inc.†	34,583	2,625,195
Mercury Systems, Inc.†	73,861	5,392,592
		21,956,199
Building products: 4.37%
AAON, Inc.	37,419	2,853,199
Armstrong World Industries, Inc.	23,240	4,441,164
Modine Manufacturing Co.†	37,399	4,993,140
		12,287,503
Commercial services & supplies: 2.53%
Casella Waste Systems, Inc. Class A†	72,826	7,132,578
Construction & engineering: 4.33%
Argan, Inc.	10,300	3,227,196
Construction Partners, Inc. Class A†	63,655	6,909,750
Legence Corp. Class A†	47,535	2,045,907
		12,182,853
Electrical equipment: 2.99%
American Superconductor Corp.†	83,064	2,390,582
Bloom Energy Corp. Class A†	44,982	3,908,486
Power Solutions International, Inc.†	37,094	2,119,551
		8,418,619
Ground transportation: 1.40%
Saia, Inc.†	12,043	3,932,280
The accompanying notes are an integral part of these financial statements.
Allspring VT Small Cap Growth Fund | 3

Portfolio of investments—December 31, 2025

	Shares	Value
Machinery: 3.99%
CECO Environmental Corp.†	86,865	$5,198,871
RBC Bearings, Inc.†	13,433	6,023,760
		11,222,631
Marine transportation: 1.20%
Kirby Corp.†	30,687	3,381,094
Professional services: 0.51%
Andersen Group, Inc. Class A†	55,880	1,448,968
Trading companies & distributors: 5.17%
Applied Industrial Technologies, Inc.	23,448	6,020,743
SiteOne Landscape Supply, Inc.†	25,244	3,144,393
Xometry, Inc. Class A†	90,333	5,372,103
		14,537,239
Information technology: 18.32%
Electronic equipment, instruments & components: 6.56%
Celestica, Inc.†	7,137	2,109,769
Fabrinet†	15,573	7,090,075
Frequency Electronics, Inc.†	25,395	1,367,267
Mirion Technologies, Inc. Class A†	228,613	5,354,116
Sanmina Corp.†	16,812	2,522,977
		18,444,204
Semiconductors & semiconductor equipment: 5.71%
Credo Technology Group Holding Ltd.†	32,511	4,678,008
Impinj, Inc.†	17,901	3,114,953
Rambus, Inc.†	34,940	3,210,637
Semtech Corp.†	68,780	5,068,398
		16,071,996
Software: 6.05%
Commvault Systems, Inc.†	40,696	5,101,651
Pegasystems, Inc.	75,308	4,497,394
Procore Technologies, Inc.†	41,167	2,994,488
SailPoint, Inc.†	113,936	2,304,925
ServiceTitan, Inc. Class A†	20,059	2,136,283
		17,034,741
Real estate: 1.67%
Real estate management & development: 1.67%
Cushman & Wakefield Ltd.†	290,432	4,702,094
Utilities: 2.03%
Independent power and renewable electricity producers: 2.03%
Talen Energy Corp.†	15,270	5,723,807
Total common stocks (Cost $219,074,621)		278,432,997
The accompanying notes are an integral part of these financial statements.
4 | Allspring VT Small Cap Growth Fund

Portfolio of investments—December 31, 2025

		Yield	Shares	Value
Short-term investments: 1.17%
Investment companies: 1.17%
Allspring Government Money Market Fund Select Class♠∞		3.71%	3,283,985	$3,283,985
Total short-term investments (Cost $3,283,985)				3,283,985
Total investments in securities (Cost $222,358,606)	100.10%			281,716,982
Other assets and liabilities, net	(0.10)			(272,953)
Total net assets	100.00%			$281,444,029

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,929,449	$115,153,913	$(116,799,377)	$0	$0	$3,283,985	3,283,985	$241,908
The accompanying notes are an integral part of these financial statements.
Allspring VT Small Cap Growth Fund | 5

Statement of assets and liabilities—December 31, 2025
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $219,074,621)	$278,432,997
Investments in affiliated securities, at value (cost $3,283,985)	3,283,985
Receivable for investments sold	40,071
Receivable for Fund shares sold	37,095
Receivable for dividends	35,641
Prepaid expenses and other assets	5,156
Total assets	281,834,945
Liabilities
Management fee payable	200,637
Payable for Fund shares redeemed	104,661
Distribution fee payable	56,772
Administration fees payable	20,241
Trustees’ fees and expenses payable	8
Accrued expenses and other liabilities	8,597
Total liabilities	390,916
Total net assets	$281,444,029
Net assets consist of
Paid-in capital	$192,036,174
Total distributable earnings	89,407,855
Total net assets	$281,444,029
Computation of net asset value per share
Net assets–Class 1	$27,699,112
Shares outstanding–Class 1[1]	2,676,012
Net asset value per share–Class 1	$10.35
Net assets–Class 2	$253,744,917
Shares outstanding–Class 2[1]	26,426,016
Net asset value per share–Class 2	$9.60
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
6 | Allspring VT Small Cap Growth Fund

Statement of operations—year ended December 31, 2025
Statement of operations
Investment income
Dividends	$256,589
Income from affiliated securities	241,908
Interest	219
Total investment income	498,716
Expenses
Management fee	2,327,816
Administration fees
Class 1	20,569
Class 2	212,212
Distribution fee
Class 2	659,846
Custody and accounting fees	10,820
Professional fees	41,298
Registration fees	60
Shareholder report expenses	23,110
Trustees’ fees and expenses	8,314
Other fees and expenses	6,323
Total expenses	3,310,368
Less: Fee waivers and/or expense reimbursements
Fund-level	(1,772)
Net expenses	3,308,596
Net investment loss	(2,809,880)
Realized and unrealized gains (losses) on investments
Net realized gains on investments	30,139,281
Net change in unrealized gains (losses) on investments	(874,840)
Net realized and unrealized gains (losses) on investments	29,264,441
Net increase in net assets resulting from operations	$26,454,561
The accompanying notes are an integral part of these financial statements.
Allspring VT Small Cap Growth Fund | 7

Statement of changes in net assets
Statement of changes in net assets
	Year ended December 31, 2025		Year ended December 31, 2024
Operations
Net investment loss		$(2,809,880)		$(3,045,502)
Net realized gains on investments		30,139,281		45,865,937
Net change in unrealized gains (losses) on investments		(874,840)		11,236,463
Net increase in net assets resulting from operations		26,454,561		54,056,898
Distributions to shareholders from
Net investment income and net realized gains
Class 1		(1,402,434)		0
Class 2		(15,593,447)		0
Total distributions to shareholders		(16,995,881)		0
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class 1	304,834	3,015,714	353,691	3,344,824
Class 2	1,186,349	10,425,764	1,711,570	15,043,191
		13,441,478		18,388,015
Reinvestment of distributions
Class 1	145,180	1,402,434	0	0
Class 2	1,738,400	15,593,447	0	0
		16,995,881		0
Payment for shares redeemed
Class 1	(250,690)	(2,496,018)	(345,870)	(3,209,481)
Class 2	(6,794,287)	(63,458,000)	(6,218,982)	(55,977,799)
		(65,954,018)		(59,187,280)
Net decrease in net assets resulting from capital share transactions		(35,516,659)		(40,799,265)
Total increase (decrease) in net assets		(26,057,979)		13,257,633
Net assets
Beginning of period		307,502,008		294,244,375
End of period		$281,444,029		$307,502,008
The accompanying notes are an integral part of these financial statements.
8 | Allspring VT Small Cap Growth Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended December 31
Class 1	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.99	$8.39	$8.04	$14.76	$15.35
Net investment loss	(0.07)[1]	(0.07)[1]	(0.05)[1]	(0.07)[1]	(0.12)[1]
Net realized and unrealized gains (losses) on investments	0.98	1.67	0.40	(4.92)	1.26
Total from investment operations	0.91	1.60	0.35	(4.99)	1.14
Distributions to shareholders from
Net realized gains	(0.55)	0.00	0.00	(1.73)	(1.73)
Net asset value, end of period	$10.35	$9.99	$8.39	$8.04	$14.76
Total return[2]	9.55%	19.07%	4.35%	(34.30)%	7.93%
Ratios to average net assets (annualized)
Gross expenses	0.91%	0.92%	0.92%	0.94%	0.92%
Net expenses	0.91%	0.92%	0.92%	0.94%	0.92%
Net investment loss	(0.74)%	(0.74)%	(0.61)%	(0.63)%	(0.78)%
Supplemental data
Portfolio turnover rate	71%	79%	95%	61%	46%
Net assets, end of period (000s omitted)	$27,699	$24,752	$20,725	$20,160	$35,204

[1]	Calculated based upon average shares outstanding
[2]
Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns do not reflect fees and expenses charged pursuant to the terms of variable life insurance policies and variable annuity contracts.

The accompanying notes are an integral part of these financial statements.
Allspring VT Small Cap Growth Fund | 9

Financial highlights

(For a share outstanding throughout each period)

	Year ended December 31
Class 2	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.33	$7.86	$7.55	$14.04	$14.72
Net investment loss	(0.09)[1]	(0.09)[1]	(0.07)[1]	(0.09)[1]	(0.14)
Net realized and unrealized gains (losses) on investments	0.91	1.56	0.38	(4.67)	1.19
Total from investment operations	0.82	1.47	0.31	(4.76)	1.05
Distributions to shareholders from
Net realized gains	(0.55)	0.00	0.00	(1.73)	(1.73)
Net asset value, end of period	$9.60	$9.33	$7.86	$7.55	$14.04
Total return[2]	9.25%	18.70%	4.11%	(34.42)%	7.64%
Ratios to average net assets (annualized)
Gross expenses	1.16%	1.17%	1.17%	1.19%	1.17%
Net expenses	1.16%	1.17%	1.17%	1.19%	1.17%
Net investment loss	(0.99)%	(0.99)%	(0.86)%	(0.87)%	(1.03)%
Supplemental data
Portfolio turnover rate	71%	79%	95%	61%	46%
Net assets, end of period (000s omitted)	$253,745	$282,750	$273,519	$264,938	$414,683

[1]	Calculated based upon average shares outstanding
[2]
Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns do not reflect fees and expenses charged pursuant to the terms of variable life insurance policies and variable annuity contracts.

The accompanying notes are an integral part of these financial statements.
10 | Allspring VT Small Cap Growth Fund

Notes to financial statements
Notes to financial statements
1.ORGANIZATION
Allspring Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring VT Small Cap Growth Fund ( the “Fund”) which is a diversified series of the Trust. The Trust offers shares of the Fund to separate accounts of various life insurance companies as funding vehicles for certain variable annuity contracts and variable life insurance policies.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Allspring VT Small Cap Growth Fund | 11

Notes to financial statements
As of December 31, 2025, the aggregate cost of all investments for federal income tax purposes was $222,492,589 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$68,900,859
Gross unrealized losses	(9,676,466)
Net unrealized gains	$59,224,393
Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. GAAP require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The primary permanent difference causing such reclassification is due to net operating losses. At December 31, 2025, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of assets and liabilities:
Paid-in capital	Total distributable earnings
$(2,809,951)	$2,809,951
Class allocations
The separate classes of shares offered by the Fund differ principally in distribution fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$3,970,225	$0	$0	$3,970,225
Consumer discretionary	20,199,558	0	0	20,199,558
Energy	664,191	0	0	664,191
Financials	13,164,451	0	0	13,164,451
Health care	81,957,766	0	0	81,957,766
Industrials	96,499,964	0	0	96,499,964
Information technology	51,550,941	0	0	51,550,941
Real estate	4,702,094	0	0	4,702,094
Utilities	5,723,807	0	0	5,723,807
Short-term investments
Investment companies	3,283,985	0	0	3,283,985
Total assets	$281,716,982	$0	$0	$281,716,982
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
12 | Allspring VT Small Cap Growth Fund

Notes to financial statements
At December 31, 2025, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.800%
Next $500 million	0.750
Next $1 billion	0.700
Next $1 billion	0.675
Next $2 billion	0.650
Next $5 billion	0.640
Over $10 billion	0.630
For the year ended December 31, 2025, the management fee was equivalent to an annual rate of 0.80% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee of 0.08% which is calculated based on the average daily net assets of each class and generally paid monthly.
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through April 30, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of December 31, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class 1	0.95%
Class 2	1.20
Distribution fee
The Trust has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class 2 shares and paid to Allspring Funds Distributor, LLC, the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.25% of the average daily net assets of Class 2 shares. Such fees are generally paid on a monthly basis.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended December 31, 2025.
Allspring VT Small Cap Growth Fund | 13

Notes to financial statements
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended December 31, 2025 were $204,138,941 and $258,151,462, respectively.
6.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended December 31, 2025, there were no borrowings by the Fund under the agreement.
7.DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended December 31
	2025	2024
Long-term capital gain	$16,995,881	$0
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:

Undistributed long-term gain	Unrealized gains
$30,183,953	$59,224,393
8.CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in industrials and health care sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
9.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
11.NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU includes amendments to enhance annual income tax disclosures required for public entities, including the requirement to disclose income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no impact of the ASU on the Fund’s financial statements.
14 | Allspring VT Small Cap Growth Fund

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Variable Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring VT Small Cap Growth Fund (the Fund), one of the funds constituting Allspring Variable Trust, including the portfolio of investments, as of December 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
February 25, 2026
Allspring VT Small Cap Growth Fund | 15

Other information (unaudited)
Other information
Tax information
Pursuant to Section 852 of the Internal Revenue Code, $16,995,881 was designated as a 20% rate gain distribution for the fiscal year ended
December 31, 2025.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

16 | Allspring VT Small Cap Growth Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

Allspring VT Small Cap Growth Fund | 17

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors:  1-800-260-5969
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-260-5969 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR3003 12-25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Changes in and Disagreements with Accountants for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Proxy Disclosures for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 16. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that Allspring Variable Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19. EXHIBITS

(a)(1) Code of Ethics.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Variable Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: March 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Variable Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: March 6, 2026

By:	/s/Jeremy DePalma
Jeremy DePalma
Treasurer (Principal Financial Officer)

Date: March 6, 2026